         As filed with the Securities and Exchange Commission on April 27, 2000.
                                                      Registration No. 333-61283


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)



   James D. Gallagher, President                           Copy to:
 The Manufacturers Life Insurance                    J. Sumner Jones, Esq.
        Company of New York                           Jones & Blouch, LLP
       100 Summit Lake Drive                  1025 Thomas Jefferson Street, N.W.
        Valhalla, NY 10595                           Washington, DC 20007
(Name and Address of Agent for Service)



It is proposed that this filing will become effective:


___ immediately upon filing pursuant to paragraph (b) of Rule 485



X   on May 1, 2000 pursuant to paragraph (b)(i) of Rule 485


___ 60 days after filing pursuant to paragraph (a) of Rule 485(R)


___ on [DATE] pursuant to paragraph (a) of Rule
485



If appropriate check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A              Caption in Prospectus
------              ---------------------

1 ................  Cover Page

2 ................  Special Terms

3 ................  Summary

4 ................  Performance Data; Financial Statements

5 ................  General Information about Us, The Variable Account and The
                    Trust

6 ................  Charges and Deductions; Administration Fees; Distribution
                    Fee; Mortality and Expense Risk Charge; Taxes

7 ................  Accumulation Period Provisions; Our Approval; Purchase
                    Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Special Transfer
                    Services - Dollar Cost Averaging; Asset Rebalancing Program;
                    Withdrawals; Special Withdrawal Services - the Income Plan;
                    Contract Owner Inquiries; Other Contract Provisions;
                    Ownership; Beneficiary; Modification

8 ................  Pay-out Period Provisions; General; Annuity Options;
                    Determination of Amount of the First Variable Annuity
                    Payment; Annuity Units and the Determination of Subsequent
                    Variable Annuity Payments; Transfers During Pay-out Period

9 ................  Accumulation Period Provisions; Death Benefit During
                    Accumulation Period; Pay-out Period Provisions; Death
                    Benefit During Pay-out Period

10 ...............  Accumulation Period Provisions; Purchase Payments;
                    Accumulation Units; Value of Accumulation Units; Net
                    Investment Factor; Distribution of Contracts

11 ...............  Withdrawals; Accumulation Period Provisions; Purchase
                    Payments; Other Contract Provisions; Right to Review
                    Contract

12 ...............  Federal Tax Matters; Introduction; Our Tax Status; Taxation
                    of Annuities in General; Qualified Retirement Plans

13 ...............  Legal Proceedings

14 ...............  Statement of Additional Information - Table of Contents

                    Caption in Statement of
Part B              Additional Information
------              ----------------------

15 ...............  Cover Page

16 ...............  Table of Contents

17 ...............  General History and Information

18 ...............  Services-Accountants; Services-Servicing Agent

19 ...............  Not Applicable

20 ...............  Services - Principal Underwriter

21 ...............  Performance Data

22 ...............  Not Applicable

23 ...............  Audited Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

            HOME OFFICE                   ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor                Post Office Box 9013
     Valhalla, New York 10595                Boston, Massachusetts  02205-9013



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

     This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


     - Contract values and annuity benefit payments are based upon forty-eight investment options. Forty-six options are variable and two are fixed account options.


     - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

     - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.

     - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     -    Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.



                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


         General Information and History...............................    3
         Performance Data..............................................    3
         State Premium Taxes...........................................    10
         Services
                  Independent Auditors.................................    10
                  Servicing Agent......................................    11
                  Principal Underwriter................................    11
         Appendix A - State Premium Taxes..............................    12
         Financial Statements..........................................    13

                   The date of this Prospectus is May 1, 2000




NYVISION.PR 05/2000

TABLE OF CONTENTS

SUMMARY .................................................................      4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST ........      8
     The Manufacturers Life Insurance Company of
     New York ...........................................................      8
     The Variable Account ...............................................      8
     The Trust ..........................................................      9
DESCRIPTION OF THE CONTRACT .............................................     13
   ACCUMULATION PERIOD PROVISIONS .......................................     13
     Purchase Payments ..................................................     13
     Accumulation Units .................................................     14
     Value of Accumulation Units ........................................     14
     Net Investment Factor ..............................................     14
     Transfers Among Investment Options .................................     15
     Maximum Number of Investment Options ...............................     15
     Telephone Transactions .............................................     15
     Special Transfer Services - Dollar Cost Averaging ..................     15
     Asset Rebalancing Program ..........................................     15
     Withdrawals ........................................................     16
     Special Withdrawal Services - the Income Plan ......................     17
     Death Benefit During Accumulation Period ...........................     18
   PAY-OUT PERIOD PROVISIONS ............................................     19
     General ............................................................     19
     Annuity Options ....................................................     20
     Determination of Amount of the First Variable
     Annuity Payment ....................................................     21
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments .............................     21
     Transfers During Pay-out Period ....................................     22
     Death Benefit During Pay-out Period ................................     22
   OTHER CONTRACT PROVISIONS ............................................     22
     Right to Review Contract ...........................................     22
     Ownership ..........................................................     23
     Annuitant ..........................................................     23
     Beneficiary ........................................................     23
     Modification .......................................................     23
     Our Approval .......................................................     23
     Misstatement and Proof of Age, Sex or Survival .....................     24
     FIXED ACCOUNT INVESTMENT OPTIONS ...................................     24
CHARGES AND DEDUCTIONS ..................................................     25
     Administration Fees ................................................     25
     Distribution Fee ...................................................     26
     Mortality and Expense Risk Charge ..................................     26
     Taxes ..............................................................     26
     Expenses of Distributing Contracts .................................     26
FEDERAL TAX MATTERS .....................................................     26
   INTRODUCTION .........................................................     26
   OUR TAX STATUS .......................................................     27
   TAXATION OF ANNUITIES IN GENERAL .....................................     27
     Tax Deferral During Accumulation Period ............................     27
     Taxation of Partial and Full Withdrawals ...........................     28
     Taxation of Annuity Benefit Payments ...............................     29
     Taxation of Death Benefit Proceeds .................................     29
     Penalty Tax on Premature Distributions .............................     30
     Aggregation of Contracts ...........................................     30
   QUALIFIED RETIREMENT PLANS ...........................................     30
     Direct Rollovers ...................................................     31
     Loans ..............................................................     17
   FEDERAL INCOME TAX WITHHOLDING .......................................     32
GENERAL MATTERS .........................................................     32
     Performance Data ...................................................     32
     Asset Allocation and Timing Services ...............................     32
     Distribution of Contracts ..........................................     33
     Contract Owner Inquiries ...........................................     33
     Confirmation Statements ............................................     33
     Legal Proceedings ..................................................     33
     Year 2000 Issues ...................................................     33
     Cancellation of Contract ...........................................     34
     Voting Interest ....................................................     34
APPENDIX A:  SPECIAL TERMS ..............................................    A-1
APPENDIX B:  TABLE OF ACCUMULATION UNIT VALUES
     RELATING TO THE CONTRACT ...........................................    B-1
APPENDIX C: QUALIFIED PLAN TYPES ........................................    C-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-six Variable Account investment options and two fixed account investment options are available under the contract. Each of the forty-six Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.



Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.



TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments)  NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and expense risk fees........................................    1.25%
Administration fee ....................................................    0.25%
Distribution fee.......................................................    0.15%

Total Separate Account Annual Expenses.................................    1.65%


TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)



                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)            ANNUAL EXPENSES
Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Internet Technologies...............       1.150%                0.136%(A)                  1.286%

Science & Technology................       1.100%                0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%(F)             0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%(A)                  1.300%(E)
Dynamic Growth......................       1.000%(F)             0.132%(A)                  1.132%
Mid Cap Stock.......................       0.925%                0.100%(A)                  1.025%(E)
All Cap GrowthH.....................       0.950%(F)             0.070%                     1.020%
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.230%(A)                  1.230%(E)
Mid Cap Blend.......................       0.850%(F)             0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%(F)             0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%(F)             0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%
Value...............................       0.800%                0.070%                     0.870%
Tactical Allocation.................       0.900%                0.127%(A)                  1.027%
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%(A)                  0.945%(E)
Equity-Income.......................       0.875%(F)             0.060%                     0.935%
Income & Value......................       0.800%(F)             0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%(A)                  0.835%(E)
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
Small Cap Index.....................       0.525%                0.075%(AG)                 0.600%
International Index.................       0.550%                0.050%(AG)                 0.600%
Mid Cap Index.......................       0.525%                0.075%(AG)                 0.600%
Total Stock Market Index............       0.525%                0.075%(AG)                 0.600%
500 Index...........................       0.525%                0.039%(AG)                 0.564%
Lifestyle Aggressive 1000D..........       0.075%                1.060%(B)                  1.135%(C)
Lifestyle Growth 820D...............       0.057%                1.008%(B)                  1.065%(C)
Lifestyle Balanced 640D.............       0.057%                0.928%(B)                  0.985%(C)
Lifestyle Moderate 460D.............       0.066%                0.869%(B)                  0.935%(C)
Lifestyle Conservative 280D.........       0.075%                0.780%(B)                  0.855%(C)




-----------------


(A)  Based on estimates to be made during the current fiscal year.



(B)  Reflects expenses of the Underlying Portfolios.



(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:



     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

   This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:

                                          MANAGEMENT               OTHER               TOTAL TRUST
     TRUST PORTFOLIO                         FEES                 EXPENSES         ANNUAL EXPENSES
     Lifestyle Aggressive 1000......       0.075%                1.090%                1.165%
     Lifestyle Growth 820...........       0.057%                1.030%                1.087%
     Lifestyle Balanced 640.........       0.057%                0.940%                0.997%
     Lifestyle Moderate 460.........       0.066%                0.900%                0.966%
     Lifestyle Conservative 280.....       0.075%                0.810%                0.885%

D Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.

E Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.

F Management Fees changed effective May 1, 1999. Fees shown are the current management fees.


G MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.022% higher for the International Index Trust, 0.014% higher for the Small Cap Index Trust, 0.060% higher for the Mid Cap Index Trust and 0.005% higher for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



H    Formerly, the Mid Cap Growth Trust.


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, regardless of whether the contract owner annuitizes as provided for in the contract, surrenders the contract at the end of the applicable time period or does not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                           1 YEAR          3 YEARS          5 YEARS         10 YEARS
Pacific Rim Emerging Markets........     $28               $86              $146             $309
Internet Technologies...............      30                91               155              326
Science & Technology................      28                87               148              314
International Small Cap.............      30                93               159              334
Aggressive Growth...................      28                86               147              311
Emerging Small Company..............      28                86               146              310
Small Company Blend.................      30                91               155              327
Dynamic Growth......................      28                86               147              311
Mid Cap Stock.......................      27                83               142              301
All Cap Growth (A)..................      27                83               141              300
Overseas............................      29                89               151              319
International Stock.................      29                90               153              322
International Value.................      29                89               152              320
Mid Cap Blend.......................      26                80               136              290
Small Company Value.................      29                89               151              319
Global Equity.......................      27                84               143              304
Growth..............................      26                79               136              289

Large Cap Growth....................      27                82               139              296
Quantitative Equity.................      24                75               129              275
Blue Chip Growth....................      26                80               137              291
Real Estate Securities..............      25                75               129              276
Value...............................      26                78               134              286
Tactical Allocation.................      27                83               142              301
Growth and Income...................      25                76               131              279
U.S. Large Cap Value................      26                81               138              293
Equity-Income.......................      26                80               137              292
Income & Value......................      26                79               135              287
Balanced............................      26                78               134              286
High Yield..........................      25                78               133              283
Strategic Bond......................      26                78               134              286
Global Bond.........................      27                82               140              296
Total Return........................      25                77               132              282
Investment Quality Bond.............      25                75               129              276
Diversified Bond....................      25                78               133              283
U.S. Government Securities..........      24                74               127              271
Money Market........................      22                69               118              253
Small Cap Index.....................      23                70               120              258
International Index.................      23                70               120              258
Mid Cap Index.......................      23                70               120              258
Total Stock Market Index............      23                70               120              258
500 Index...........................      22                69               119              255
Lifestyle Aggressive 1000...........      28                86               147              311
Lifestyle Growth 820................      27                84               144              305
Lifestyle Balanced 640..............      27                82               140              297
Lifestyle Moderate 460..............      26                80               137              292
Lifestyle Conservative 280..........      25                78               133              284
(A) Formerly, the Mid Cap Growth Trust



     For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

     Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

We are an indirect subsidiary of MFC.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

     We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"). Manulife North America is a stock life insurance company organized under the laws of Delaware in 1979. Manulife North America's principal office is located at 500 Boylston Street, Boston, Massachusetts 02116. The principal business of Manulife North America is offering variable annuity contacts, similar to those offered by us in New York, in 48 other states, and the District of Columbia. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.


THE VARIABLE ACCOUNT

     We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


     The Variable Account currently has forty-six sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


The Trust is a mutual fund in which the Variable Account invests.

THE TRUST

     The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Bond Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS, the successor to NASL Financial Services, Inc.


     The Trust currently has nineteen subadvisers who manage all of the portfolios, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



         SUBADVISER                                                    PORTFOLIO
         A I M Capital Management, Inc.                                Aggressive Growth Trust
                                                                       All Cap Growth Trust (B)

         AXA Rosenberg Investment Management LLC                       Small Company Value Trust

         Capital Guardian Trust Company                                Small Company Blend Trust
                                                                       U.S. Large Cap Value  Trust
                                                                       Income & Value Trust
                                                                       Diversified Bond Trust

         Fidelity Management Trust Company                             Mid Cap Blend Trust
                                                                       Large Cap Growth Trust
                                                                       Overseas Trust

         Founders Asset Management LLC                                 International Small Cap Trust
                                                                       Balanced Trust

         Franklin Advisers, Inc.                                       Emerging Small Company Trust

         Janus Capital Corporation                                     Dynamic Growth Trust

         Manufacturers Adviser Corporation                             Pacific Rim Emerging Markets Trust
                                                                       Quantitative Equity Trust
                                                                       Real Estate Securities Trust
                                                                       Money Market Trust
                                                                       Index Trusts
                                                                       Lifestyle Trusts(A)

         Miller Anderson & Sherrerd, LLP                               Value Trust
                                                                       High Yield Trust

         Mitchell Hutchins Asset Management Inc.                       Tactical Allocation Trust

         Morgan Stanley Asset Management Inc.                          Global Equity Trust

         Munder Capital Management                                     Internet Technologies Trust

         Pacific Investment Management Company                         Global Bond Trust
                                                                       Total Return Trust

         Rowe Price-Fleming International, Inc.                        International Stock Trust

         Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                                       Strategic Bond Trust

         State Street Global Advisors                                  Growth Trust
                                                                       Lifestyle Trusts(A)

         T. Rowe Price Associates, Inc.                                Science & Technology Trust
                                                                       Blue Chip Growth Trust
                                                                       Equity-Income Trust

         Templeton Investment Counsel, Inc.                            International Value Trust

         Wellington Management Company, LLP                            Growth & Income Trust
                                                                       Investment Quality Bond Trust
                                                                       Mid Cap Stock Trust



(A) State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



(B) Formerly, the Mid Cap Growth Trust.


         The following is a brief description of each portfolio:

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).



The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.


The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.



The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.



The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.



The ALL CAP GROWTH TRUST (formerly, Mid Cap Growth Trust) seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.



The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of

U.S. issuers and securities convertible into or carrying the right to buy common stocks.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal circumstances, at least 65% of the portfolio's assets in common stocks of companies with total market capitalization that approximately match the range of capitalization of the Russell 2000 Index and are traded principally in the markets of the United States.


The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.



The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.


The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.


The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.


The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.


The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S.
entities.



The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the

Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.


The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.


The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


     A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

     If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Trust shares.

     We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

     During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.


PURCHASE PAYMENTS

     Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment.

     You designate how your purchase payment is to be allocated among the investment options.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

     During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

     Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

     The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

     The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     -    Where (a) is:

          - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

          - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

     - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

     - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS

     During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

     Currently, the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

     Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

     Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

     We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

     The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

     We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

     Asset rebalancing will only be permitted on the following time schedules:

     - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

     - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

     - annually on December 26th (or the next business day if December 26th is not a business day).

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

WITHDRAWALS

     During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

     When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

     There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

     The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

     -    trading on the New York Stock Exchange is restricted,

     - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "Federal Tax Matters"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix C: "Qualified Plan Types")

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

     We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.


If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD

     IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS" and Appendix C).

     AMOUNT OF DEATH BENEFIT. If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

     During the first contract year, the death benefit will be the greater of:

     -    the contract value or

     - the sum of the purchase payment made, less any amounts deducted in connection with partial withdrawals.

     During any subsequent contract year, the death benefit will be the greater of:

     -    the contract value or

     - the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

     If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

     -    the contract value or

     - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

     If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

     -    the contract value or

     - the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

     The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

     -    a certified copy of a death certificate;

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

     PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

     The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

     -    The beneficiary will become the contract owner.

     - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

     -    No additional purchase payments may be made.

     - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

     - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the purchase payment and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

     If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

     A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

     Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

     You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

     Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

     You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

     Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the

Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

     Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

     The following annuity options are guaranteed to be offered in the contract.

     OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

     OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

     In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten businesss days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

     The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

     The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

     A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

TRANSFERS DURING PAY-OUT PERIOD

     Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

     If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW CONTRACT

     You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

     If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

     Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.


You are entitled to exercise all rights under your contract.

OWNERSHIP

     The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

     In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

     Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

     In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The "annuitant" is either you or someone you designate.

ANNUITANT

     The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

     On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

     The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

     We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

     We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

     We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

     SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3%.

     INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

     INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

     RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

     TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

     WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

     - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

     - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

     If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix C "Qualified Plan Types").

     LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" above.

     FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

     CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

     Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.

ADMINISTRATION FEES

     A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

     If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

     A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

     The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


     To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Anuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

     We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

     -    establishment or maintenance of the Variable Account,

     -    receipt of purchase payments,

     -    issuance of the contracts, or

     -    commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

     The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

     MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

     The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


     This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

     We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

     Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

     - the contract must be owned by an individual (or treated as owned by an individual),

     - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

     - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

     - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

     NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

     Exceptions to the general rule for non-natural contract owners will also apply with respect to:

     - contracts acquired by an estate of a decedent by reason of the death of the decedent,

     -    certain qualified contracts,

     - certain contracts purchased by employers upon the termination of certain qualified plans,

     - certain contracts used in connection with structured settlement agreements, and

     - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

     DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

     Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

     OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

     DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

     The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

     In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

     Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

     There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

     Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

     (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

     (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

     Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

     - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

     - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

     - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

     - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

Withdrawals prior to age 59-1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

     There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

     -    received on or after the contract owner reaches age 59-1/2;

     - attributable to the contract owner becoming disabled (as defined in the tax law);

     - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

     - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

     In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.

QUALIFIED RETIREMENT PLANS

     The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser.

     The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

     In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

     There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

     -    received on or after the contract owner reaches age 59-1/2,

     - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

     When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

     If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

     Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

     We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

     The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

     When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

     We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

     The amount of any unpaid loans (including unpaid interest) will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.


We may be required to withhold amounts from some payments for Federal income tax payments.

FEDERAL INCOME TAX WITHHOLDING

     We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA

     Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

     Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES


     We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed, however, for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS

     MSS is a Delaware limited liability company that is controlled by Manulife North America. We have a 10% equity interest in MSS. MSS is the principal underwriter and exclusive distributor of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. MSS is located at 73 Tremont Street, Boston, Massachusetts 02108.

     We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. MSS will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

     Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 9013, Boston, Massachusetts 02205-9013.

CONFIRMATION STATEMENTS

     You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that May affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.

CANCELLATION OF CONTRACT

     We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

     - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

     - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

     As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

     Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

     Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

     Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

THE CODE - The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-eight variable and two fixed investment options under the contract.

LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. The maturity date will not be later than the annuitant's 90th birthday.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 or 408A, or 457 of the Code.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                        TABLE OF ACCUMULATION UNIT VALUES
                            RELATING TO THE CONTRACT

SUB-ACCOUNT                              UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)           END OF YEAR                      YEAR
Pacific Rim Emerging Markets
1998                                       $12.500000                    $7.656925                        0.000
1999                                         7.656925                    12.267100                   11,339.373

Science & Technology
1998                                       $12.500000                   $19.191525                        0.000
1999                                        19.191525                    37.660683                   74,836.525

International Small Cap
1998                                       $12.500000                   $14.687879                        0.000
1999                                        14.687879                    26.718058                    9,892.542

Aggressive Growth
1998                                       $12.500000                   $12.617679                        0.000
1999                                        12.617679                    16.504105                   47,183.889

Emerging Small Company
1998                                       $12.500000                   $14.310172                        0.000
1999                                        14.310172                    24.427201                   12,455.847

Small Company Blend
1999                                       $12.500000                   $15.895877                    7,239.531

Mid Cap Growth
1998                                       $12.500000                   $18.869029                        0.000
1999                                        18.869029                    26.855000                   40,628.907

Mid Cap Stock
1999                                       $12.500000                   $12.462837                   24,423.970

Overseas
1998                                       $12.500000                   $12.168562                        0.000
1999                                        12.168562                    16.833813                   26,270.772

International Stock
1998                                       $12.500000                   $14.265882                        0.000
1999                                        14.265882                    18.202233                   15,681.838

International Value
1999                                       $12.500000                   $12.838100                   13,081.628

Mid Cap Blend
1998                                       $12.500000                   $22.973151                      448.588
1999                                        22.973151                     28867552                   29,850.154

Small Company Value
1998                                       $12.500000                   $11.143828                        0.000
1999                                        11.143828                     11.83789                   12,958.761

Global Equity
1998                                       $12.500000                   $18.706100                    1,353.551
1999                                        18.706100                    19.073534                   28,618.022

Growth
1998                                       $12.500000                   $20.612746                        0.000
1999                                        20.612746                    27.818889                   34,965.215

Large Cap Growth
1998                                        $12.500000                 $18.982681                         0.000
1999                                         18.982681                  23.393391                    62,551.647

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS AT END OF
                                          START OF YEAR(A)           END OF YEAR                     YEAR
Quantitative Equity
1998                                        $12.500000                 $19.968902                         0.000
1999                                         19.968902                  24.022598                    20,577.391

Blue Chip Growth
1998                                        $12.500000                 $22.573222                       450.564
1999                                         22.573222                  26.518360                   136,324.720

Real Estate Securities
1998                                        $12.500000                 $12.255908                         0.000
1999                                         12.255908                  11.090818                     3,789.517

Value
1998                                        $12.500000                 $14.519332                         0.000
1999                                         14.519332                  13.883152                    29,002.081

Growth & Income
1998                                        $12.500000                 $26.056725                       769.618
1999                                         26.056725                  30.467742                   155,039.214

U.S. Large Cap Value
1999                                        $12.500000                 $12.700198                    42,362.048

Equity-Income
1998                                        $12.500000                 $20.794388                       484.376
1999                                         20.794388                  21.149570                    53,745.789

Income & Value
1998                                        $12.500000                 $16.824988                         0.000
1999                                         16.824988                  17.986686                    14,561.183


Balanced
1998                                        $12.500000                 $16.377624                         0.000
1999                                         16.377624                  15.843343                    15,773.592

High Yield
1998                                        $12.500000                 $14.008370                     1,070.053
1999                                         14.008370                  14.881850                    28,142.952

Strategic Bond
1998                                        $12.500000                 $14.243718                     2,110.645
1999                                         14.243718                  14.321908                    13,538.080

Global Bond
1998                                        $12.500000                 $14.814388                         0.000
1999                                         14.814388                  13.599529                     1,654.578

Total Return
1999                                        $12.500000                  12.235367                    67,694.719

Investment Quality Bond
1998                                        $12.500000                 $13.299876                         0.000
1999                                         13.299876                  12.847911                    33,537.825

Diversified Bond
1998                                        $12.500000                 $14.663990                         0.000
1999                                         14.663990                  14.527388                    26,748.830

U.S. Government Securities
1998                                        $12.500000                 $12.999698                       772.499
1999                                         12.999698                  12.757839                    25,710.833

Money Market
1998                                        $12.500000                 $11.811952                         0.000
1999                                         11.811952                  12.153141                   125,080.921

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS AT END OF
                                          START OF YEAR(A)           END OF YEAR                     YEAR
Lifestyle Aggressive 1000
1998                                        $12.500000                 $14.064128                         0.000
1999                                         14.064128                  15.855076                    11,343.154

Lifestyle Growth 820
1998                                        $12.500000                 $14.623605                         0.000
1999                                         14.623605                  16.767184                    80,481.118

Lifestyle Balanced 640
1998                                        $12.500000                 $14.591457                         0.000
1999                                         14.591457                  16.136115                    40,993.431

Lifestyle Moderate 460
1998                                        $12.500000                 $15.096548                         0.000
1999                                         15.096548                  16.021927                     7,292.329


Lifestyle Conservative 280
1998                                        $12.500000                 $14.950846                         0.000
1999                                         14.950846                  15.324704                    36,540.735


(A) Units under this series of contracts were first credited under the sub-accounts on November 6, 1998, except in the case of the:

- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES

     Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

     IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

     Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

     SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

     Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

     Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

     -    made after the owner attains age 59-1/2;

     -    made after the owner's death;

     -    attributable to the owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

     In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

     As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

     Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

     Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

     Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

     -    earnings on those contributions, and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A


                                       of



              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK



                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING



     This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the mailing address of the Annuity Service Office at P.O. 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.

      The date of this Statement of Additional Information is May 1, 2000.


              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                            Valhalla, New York 10595
                                 (877) 391-3748

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                                                    Page

General Information and History..................................................................    3
Performance Data.................................................................................    3
State Premium Taxes..............................................................................    10
Services
         Independent Auditors....................................................................    10
         Servicing Agent.........................................................................    11
         Principal Underwriter...................................................................    11
Appendix A - State Premium Taxes.................................................................    12
Audited Financial Statements.....................................................................    13

                         GENERAL INFORMATION AND HISTORY


     The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"). We are a stock life insurance company organized under the laws of New York in 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Ontario, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



     Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

     -    redemption at the end of the time period, and

     -    not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

     - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

     -    ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

     -    inception date of the portfolio, or

     -    ten years, whichever period is shorter.

     Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

     In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.


     For total return figures quoted for periods prior to the commencement of the offering of this contract, November 6, 1998, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                             SINCE INCEPTION OR
                                                                            10 YEARS, WHICHEVER      INCEPTION
            TRUST PORTFOLIO                  1 YEAR            5 YEAR             SHORTER              DATE(A)
Pacific Rim Emerging Markets                 60.21%             N/A                -0.63%            01/01/97

Science & Technology                         96.24%             N/A                44.48%            01/01/97

International Small Cap                      81.91%             N/A                21.95%            03/04/96

Aggressive Growth                            30.80%             N/A                9.71%             01/01/97

Emerging Small Company                       70.70%             N/A                25.05%            01/01/97

Small Company Blend                            N/A              N/A                27.17%            05/01/99

Mid Cap Stock                                  N/A              N/A                -0.30%            05/01/99

All Cap Growth (B)                           42.32%             N/A                22.12%            03/04/96

Overseas                                     38.34%             N/A                11.03%            01/09/95

International Stock                          27.59%             N/A                13.36%            01/01/97

International Value                            N/A              N/A                2.71%             05/01/99

Mid Cap Blend                                25.66%            21.36%              17.54%            10/31/92

Small Company Value                           6.23%             N/A                -2.39%            10/01/97

Global Equity                                 1.96%            9.43%               11.10%            10/31/92

Growth                                       34.96%             N/A                25.99%            07/15/96

Large Cap Growth                             23.24%            17.82%              13.41%            10/31/92

Quantitative Equity                          20.30%             N/A                24.35%            01/01/97

Blue Chip Growth                             17.48%            23.36%              13.94%            12/11/92

Real Estate Securities                       -9.51%             N/A                -3.91%            01/01/97

Value                                        -4.38%             N/A                3.56%             01/01/97

Growth & Income                              16.93%            23.90%              18.16%            10/31/92

U.S. Large Cap Value                           N/A              N/A                1.60%             05/01/99

Equity-Income                                 1.71%            14.86%              12.25%            02/19/93

Income & Value                                6.90%            12.11%              9.30%             10/31/92

Balanced                                     -3.26%             N/A                8.23%             01/01/97

                                                                             SINCE INCEPTION OR
                                                                            10 YEARS, WHICHEVER      INCEPTION
            TRUST PORTFOLIO                  1 YEAR            5 YEAR             SHORTER              DATE(A)
High Yield                                    6.24%             N/A                5.99%             01/01/97

Strategic Bond                                0.55%            7.67%               5.37%             02/19/93

Global Bond                                  -8.20%            5.79%               5.23%             10/31/92

Total Return                                   N/A              N/A                -2.12%            05/01/99


Investment Quality Bond                      -3.40%            5.75%               4.42%             10/31/92

Diversified Bond                             -0.93%            7.65%               6.01%             10/31/92

U.S. Government Securities                   -1.86%            5.06%               4.02%             10/31/92

Money Market                                  2.89%            3.38%               2.82%             10/31/92

Lifestyle Aggressive 1000                    12.73%             N/A                8.31%             01/07/97

Lifestyle Growth 820                         14.66%             N/A                10.36%            01/07/97

Lifestyle Balanced 640                       10.59%             N/A                8.95%             01/07/97

Lifestyle Moderate 460                        6.13%             N/A                8.69%             01/07/97

Lifestyle Conservative 280                    2.50%             N/A                7.08%             01/07/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B)  Formerly, the Mid Cap Growth Trust

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                              SINCE INCEPTION OR    INCEPTION DATE
                                                                                   10 YEARS,         OF PORTFOLIO
            TRUST PORTFOLIO                   1 YEAR            5 YEAR         WHICHEVER SHORTER
Pacific Rim Emerging Markets (A)              57.21%             2.87%               1.61%             10/04/94

Science & Technology                          93.24%              N/A               44.00%             01/01/97

International Small Cap                       78.91%              N/A               21.95%             03/04/96

Aggressive Growth                             27.80%              N/A                8.88%             01/01/97

Emerging Small Company                        67.70%              N/A               24.40%             01/01/97

Small Company Blend                             N/A               N/A               24.17%             05/01/99

Mid Cap Stock                                   N/A               N/A               -2.99%             05/01/99

All Cap Growth (C)                            39.32%              N/A               22.12%             03/04/96

Overseas                                      35.34%              N/A               11.03%             01/09/95

International Stock                           24.59%              N/A               12.57%             01/01/97

International Value                             N/A               N/A               -0.07%             05/01/99

Mid Cap Blend                                 22.66%            21.36%             12.15% (B)          06/18/85

Small Company Value                            3.34%              N/A               -3.56%             10/01/97

Global Equity                                 -0.79%             9.43%              6.96% (B)          03/18/88

Growth                                        31.96%              N/A               25.99%             07/15/96

Large Cap Growth                              20.24%            17.82%             10.95% (B)          08/03/89

Quantitative Equity (A)                       17.30%            23.00%             14.07% (B)          04/30/87

Blue Chip Growth                              14.48%            23.36%              13.94%             12/11/92

Real Estate Securities (A)                    -11.92%            5.38%              8.83% (B)          4/30/87

Value                                         -6.95%              N/A                2.62%             01/01/97

Growth & Income                               13.93%            23.90%              16.53%             04/23/91

U.S. Large Cap Value                            N/A               N/A               -1.15%             05/01/99

Equity-Income                                 -1.04%            14.86%              12.25%             02/19/93

Income & Value                                 4.00%            12.11%              8.07% (B)          08/03/89

Balanced                                      -5.86%              N/A                7.37%             01/01/97

High Yield                                     3.35%              N/A                5.09%             01/01/97

Strategic Bond                                -2.17%             7.67%               5.37%             02/19/93

Global Bond                                   -10.65%            5.79%              6.29% (B)          03/18/88

Total Return                                    N/A               N/A               -4.75%             05/01/99

                                                                              SINCE INCEPTION OR    INCEPTION DATE
                                                                                   10 YEARS,         OF PORTFOLIO
            TRUST PORTFOLIO                   1 YEAR            5 YEAR         WHICHEVER SHORTER
Investment Quality Bond                       -6.00%             5.75%              4.45% (B)          06/18/85

Diversified Bond                              -3.60%             7.65%              5.73% (B)          08/03/89

U.S. Government Securities                    -4.50%            5.06%               5.12% (B)          03/18/88

Money Market                                   0.10%            3.38%               3.17% (B)          06/18/85

Lifestyle Aggressive 1000                     9.73%              N/A                7.45%              01/07/97

Lifestyle Growth 820                          11.66%             N/A                9.53%              01/07/97

Lifestyle Balanced 640                        7.59%              N/A                8.10%              01/07/97

Lifestyle Moderate 460                        3.25%              N/A                7.83%              01/07/97

Lifestyle Conservative 280                    -0.27%             N/A                6.20%              01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)  Ten year average annual return.



(C)  Formerly, the Mid Cap Stock Trust

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                              SINCE INCEPTION OR    INCEPTION DATE
                                                                             10 YEARS, WHICHEVER     OF PORTFOLIO
            TRUST PORTFOLIO                   1 YEAR           5 YEAR              SHORTER
Pacific Rim Emerging Markets (A)              60.21%            2.87%               1.61%              10/04/94

Science & Technology                          96.24%             N/A                44.48%             01/01/97

International Small Cap                       81.91%             N/A                21.95%             03/04/96

Aggressive Growth                             30.80%             N/A                9.71%              01/01/97

Emerging Small Company                        70.70%             N/A                25.05%             01/01/97

Small Company Blend                            N/A               N/A                27.17%             05/01/99

Mid Cap Stock                                  N/A               N/A                -0.30%             05/01/99

All Cap Growth                                42.32%             N/A                22.12%             03/04/96

Overseas                                      38.34%             N/A                11.03%             01/09/95

International Stock                           27.59%             N/A                13.36%             01/01/97

International Value                            N/A               N/A                2.71%              05/01/99

Mid Cap Blend                                 25.66%           21.36%              12.15%(B)           06/18/85

Small Company Value                           6.23%              N/A                -2.39%             10/01/97

Global Equity                                 1.96%             9.43%               6.96%(B)           03/18/88

Growth                                        34.96%             N/A                25.99%             07/15/96

Large Cap Growth                              23.24%           17.82%              10.95%(B)           08/03/89

Quantitative Equity (A)                       20.30%           23.00%              14.07%(B)           04/30/87

Blue Chip Growth                              17.48%           23.36%               13.94%             12/11/92

Real Estate Securities (A)                    -9.51%            5.38%               8.83%(B)           04/30/87

Value                                         -4.38%             N/A                3.56%              01/01/97

Growth & Income                               16.93%           23.90%               16.53%             04/23/91

U.S. Large Cap Value                           N/A               N/A                1.60%              05/01/99

Equity-Income                                 1.71%            14.86%               12.25%             02/19/93

Income & Value                                6.90%            12.11%               8.07%(B)           08/03/89

Balanced                                      -3.26%             N/A                8.23%              01/01/97

High Yield                                    6.24%              N/A                5.99%              01/01/97

Strategic Bond                                0.55%             7.67%               5.37%              02/19/93

Global Bond                                   -8.20%            5.79%               6.29%(B)           03/18/88

Total Return                                   N/A               N/A                -2.12%             05/01/99

                                                                              SINCE INCEPTION OR    INCEPTION DATE
                                                                             10 YEARS, WHICHEVER     OF PORTFOLIO
            TRUST PORTFOLIO                   1 YEAR           5 YEAR              SHORTER
Investment Quality Bond                       -3.40%            5.75%               4.45%(B)           06/18/85

Diversified Bond                              -0.93%            7.65%               5.73%(B)           08/03/89

U.S. Government Securities                    -1.86%            5.06%               5.12%(B)           03/18/88

Money Market                                  2.89%             3.38%               3.17%(B)           06/18/85

Lifestyle Aggressive 1000                     12.73%             N/A                8.31%              01/07/97

Lifestyle Growth 820                          14.66%             N/A                10.36%             01/07/97

Lifestyle Balanced 640                        10.59%             N/A                8.95%              01/07/97

Lifestyle Moderate 460                        6.13%              N/A                8.69%              01/07/97

Lifestyle Conservative  280                   2.50%              N/A                7.08%              01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)  Ten year average annual return.



(C)  Formerly, the Mid Cap Growth Trust.


                                    * * * * *

     In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

     New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners.

                                    SERVICES

INDEPENDENT AUDITORS


     The audited financial statements of the Company at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Variable Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

     Computer Sciences Corporation Financial Services Group ("CSC FSG") provides us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     -    daily updates on:

          -    accumulation unit values,

          -    variable annuity participants and transactions, and

          -    agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for contract owners; and

     -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

     Manufacturers Securities Services, LLC, ("MSS") the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by Manulife North America. MSS serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1999, 1998 and 1997 was $15,407,826, $12,640,836 and $3,222,530, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A

STATE PREMIUM TAXES

     Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.



                                                   TAX RATE

                                      QUALIFIED               NON-QUALIFIED
STATE                                 CONTRACTS                 CONTRACTS

CALIFORNIA                               .50%                     2.35%
MAINE                                    .00                      2.00%
NEVADA                                   .00                      3.50%
PUERTO RICO                             1.00%                     1.00%
SOUTH DAKOTA*                            .00                      1.25%
WEST VIRGINIA                           1.00%                     1.00%
WYOMING                                  .00                      1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                          AUDITED FINANCIAL STATEMENTS

                                    AUDITED FINANCIAL STATEMENTS

                                    THE MANUFACTURERS LIFE INSURANCE
                                    COMPANY OF NEW YORK

                                    Years ended December 31, 1999, 1998 and 1997

              The Manufacturers Life Insurance Company of New York

                          Audited Financial Statements


                  Years ended December 31, 1999, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors.........................................  1

Audited Financial Statements

Balance Sheets.........................................................  2
Statements of Income...................................................  3
Statements of Changes in Shareholder's Equity..........................  4
Statements of Cash Flows...............................................  5
Notes to Financial Statements..........................................  6

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York (the Company) as of December 31, 1999 and 1998, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                          /s/ Ernst & Young LLP




Boston, Massachusetts
February 21, 2000

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

As at December 31
ASSETS  ($ thousands)                                                           1999                       1998
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed  maturity  securities  available-for-sale,  at fair  value
     (note 3)
   (amortized cost: 1999 $125,429; 1998 $120,902)                         $  122,301                 $  125,088
   Investment in unconsolidated affiliate                                        175                        175
   Policy loans                                                                  930                        552
   Short-term investments                                                     41,311                     10,032
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                         $  164,717                 $  135,847
--------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                      7,093                      5,946
Accrued investment income                                                      3,036                      3,073
Deferred acquisition costs (note 5)                                           50,476                     36,831
Other assets                                                                     456                      1,834
Separate account assets                                                    1,119,103                    833,693
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $1,344,881                 $1,017,224
====================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                                  $  131,104                 $   94,492
   Payable to affiliates                                                       3,825                      4,114
   Deferred income taxes (note 6)                                              4,382                      3,615
   Other liabilities                                                           5,258                      1,943
   Separate account liabilities                                            1,119,103                    833,693
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $1,263,672                 $  937,857
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock (note 7)                                                  $    2,000                 $    2,000
   Additional paid-in capital                                                 72,706                     72,706
   Retained earnings                                                           8,947                      3,209
   Accumulated other comprehensive income (loss)                              (2,444)                     1,452
--------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                                $   81,209                 $   79,367
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $1,344,881                 $1,017,224
====================================================================================================================


See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                           1999              1998              1997
---------------------------------------------------------------------------------------------------------------------

REVENUES:
     Fees from separate accounts and policyholder liabilities          $14,670            $10,961           $ 7,395
     Premiums                                                              175                  -                 -
     Net investment income (note 3)                                     16,944              9,786             6,717
     Net realized investment (losses) gains                               (222)               713               769
---------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                          $31,567            $21,460           $14,881
---------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                  $ 6,613            $ 4,603           $ 4,747
     Amortization of deferred acquisition costs (note 5)                 4,287              4,849             3,393
     Other insurance expenses                                           11,834             10,359             5,845
---------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                            $22,734            $19,811           $13,985
---------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                             $ 8,833            $ 1,649           $   896
---------------------------------------------------------------------------------------------------------------------
INCOME TAXES (NOTE 6)                                                  $ 3,095            $   576           $   310
---------------------------------------------------------------------------------------------------------------------
NET INCOME                                                             $ 5,738            $ 1,073           $   586
=====================================================================================================================

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY



                                                                                        ACCUMULATED
                                                                                           OTHER          TOTAL
                                             COMMON       ADDITIONAL      RETAINED     COMPREHENSIVE  SHAREHOLDER'S
  ($ thousands)                               STOCK    PAID-IN CAPITAL    EARNINGS     INCOME (LOSS)     EQUITY
                                            (NOTE 7)
  -------------------------------------------------------------------------------------------------------------------

  Balance at January 1, 1997                  $2,000       $24,800          $1,550         $    419        $28,769
  Capital contribution                             -        47,731               -                -         47,731
  Comprehensive income (note 4)                    -             -             586              676          1,262
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $2,000       $72,531          $2,136         $  1,095        $77,762
  Capital contribution                             -           175               -                -            175
  Comprehensive income (note 4)                    -             -           1,073              357          1,430
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                   2,000        72,706           3,209            1,452         79,367
  Comprehensive income (Loss) (note 4)             -             -           5,738           (3,896)         1,842
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                  $2,000       $72,706          $8,947         $ (2,444)       $81,209
 ===================================================================================================================


See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net income                                                                       $   5,738    $   1,073    $      586
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
     Amortization of bond discount and premium                                         585          434           333
     Net realized investment losses (gains)                                            222         (713)         (769)
     Provision for deferred income tax                                               1,857        1,153           (29)
     Amortization of deferred acquisition costs                                      4,287        4,849         3,393
     Policy acquisition costs deferred                                             (15,604)   $ (14,515)   $  (11,684)
     Return credited to policyholders and other benefits                             6,613        4,603         4,747
     Changes in assets and liabilities:
         Accrued investment income                                                      37         (672)         (873)
         Other assets                                                                1,378       (1,603)          (80)
         Payable to affiliates                                                        (289)        (231)        2,328
         Other liabilities                                                           3,315          956           115
------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                              $   8,139    $  (4,666)   $   (1,933)
------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed maturity securities sold, matured or repaid                                $  73,626    $  30,591    $   59,307
Fixed maturity securities purchased                                                (78,960)   $ (24,500)     (103,383)
Net change in short-term investments                                               (31,279)         (34)       (6,011)
Policy loans advanced, net                                                            (378)        (154)         (215)
------------------------------------------------------------------------------------------------------------------------
Cash (used in) provided by investing activities                                  $ (36,991)   $   5,903    $  (50,302)
------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits to policyholder funds                                                   $  50,351    $  14,212        17,212
Return of policyholder funds                                                       (20,352)     (10,934)      (15,382)
Capital contribution by parent                                                           -            -        47,731
------------------------------------------------------------------------------------------------------------------------
Cash provided by financing activities                                            $  29,999    $   3,278    $   49,561
------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                  1,147        4,515        (2,674)
Balance, beginning of year                                                           5,946        1,431         4,105
------------------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                             $   7,093    $   5,946    $    1,431
========================================================================================================================

See accompanying notes
                                                                               5

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (First North American Life Assurance Company prior to October 1, 1997, and hereinafter referred to as "the Company") is a stock life insurance company which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company ("NASL") and hereinafter referred to as "MNA"), which is, in turn, a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues individual and group annuity and individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a noninsulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in either the shares of various portfolios of the Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Prior to October 1, 1997, the Company sold and administered only combination fixed and variable annuity products. On October 21, 1997, the Company received approval from the Department for a revised plan of operations which expanded its product offerings. MNA contributed $47,731 to the Company in support of the revised plan of operations.

         Prior to October 1, 1997, NASL Financial Services Inc. ("NASL Financial"), an affiliate of the Company, acted as investment adviser to MIT and as principal underwriter of the annuity contracts issued by the Company. Effective October 1, 1997, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial and an affiliate of the Company, replaced NASL

         Financial as the investment advisor to MIT and as the principal underwriter for the variable contracts and exclusive distributor of all contracts issued by the Company.

         Prior to October 1, 1997, Manulife Wood Logan, Inc. (formerly Wood Logan Associates and hereinafter referred to as "MWL"), a subsidiary of MWLH, acted as the promotional agent for the sale of the Company's contracts. Since October 1, 1997, marketing services for the sale of all contracts issued by the Company and other services are provided by certain affiliates of the Company pursuant to an Administrative Services Agreement and an Investment Services Agreement between the Company and MLI. Currently, services are provided by MLI, MWLH, MNA and The Manufacturers Life Insurance Company (U.S.A.)
         ("ManUSA").

         On October 31, 1998, the Company received a 10% interest in the members' equity of MSS from MNA, the managing member of MSS. The Company treated the receipt of its equity interest as a contribution to paid-in capital of $175.

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

      b) RECENT ACCOUNTING STANDARDS

      i) In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). SFAS No. 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999, the FASB issued Statement 137, which delayed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company is evaluating the accounting implications of SFAS No. 133 and has not determined its impact on the Company's results of operations or its financial condition.

      b) RECENT ACCOUNTING STANDARDS (CONTINUED)

     ii) In December 1997, the American Institute of Certified Public Accountant's Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on the recognition and measurement of liabilities for various assessments related to insurance activities, including those by state guaranty funds. The Company adopted SOP 97-3 during 1999. Prior to the adoption of SOP 97-3, the Company expensed and recognized liabilities for such assessments on a "pay-as-you-go" basis. The effect of adopting SOP 97-3 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

    iii) In March 1998, AcSEC issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires the capitalization of certain costs incurred in connection with developing or obtaining internal-use software. The Company adopted SOP 98-1 during 1999. Prior to the adoption of SOP 98-1, the Company expensed internal-use software-related costs as incurred. The effect of adopting SOP 98-1 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

      c) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective-interest method.

         The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

         For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

      c) INVESTMENTS (CONTINUED)

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost, which approximates fair value.

      d) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      e) DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance policies is charged to expense over the premium-paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits, assuming the unrealized gains or losses on securities had been realized at year end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

      f) POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities equal the policyholder account value for the fixed portion of annuity contracts and for investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

      g) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in either MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other shareholders. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      h) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded as revenue when due.

      i) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      j) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

3.       INVESTMENTS AND INVESTMENT INCOME

      a) FIXED-MATURITY SECURITIES

         At December 31, 1999 and 1998, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                        GROSS             GROSS
                                            AMORTIZED     COST       UNREALIZED         UNREALIZED          FAIR VALUE
         AS AT DECEMBER 31,                                             GAINS              LOSSES
         ($ thousands)                          1999      1998        1999    1998    1999      1998       1999       1998
         -------------------------------------------------------------------------------------------------------------------
         U.S. government                    $ 21,147    $ 11,018      $  -  $  591    $ (536)   $(15)  $ 20,611   $ 11,594
         Corporate securities                 92,532      99,696       122   3,321    (2,486)    (35)    90,168    102,982
         Mortgage-backed securities            8,278       6,680        27     125      (184)    (21)     8,121      6,784
         Foreign governments                   2,414       2,449        23     111          -       -     2,437      2,560
         States/political subdivisions         1,058       1,059         -     109       (94)       -       964      1,168
         -------------------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES    $125,429    $120,902      $172  $4,257   $(3,300)   $(71)  $122,301   $125,088
         -------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 1999 were $60,595 (1998, $17,985; 1997, $45,217). Gross gains of $301 and gross losses of $523 were realized on those sales (1998, $715 and $2; 1997, $772 and $6, respectively).

         The contractual maturities of fixed-maturity securities at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                    AMORTIZED COST           FAIR VALUE
         -----------------------------------------------------------------------------------------------------------
         FIXED-MATURITY SECURITIES
            One year or less                                                  $ 38,416              $ 38,507
            Greater than 1; up to 5 years                                       46,376                45,790
            Greater than 5; up to 10 years                                      15,922                15,114
            Due after 10 years                                                  16,437                14,769
            Mortgage-backed securities                                           8,278                 8,121
         -----------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES                                      $125,429              $122,301
         -----------------------------------------------------------------------------------------------------------

        Fixed-maturity securities with a fair value of $438 and $410 at December 31, 1999 and 1998, respectively, were on deposit with or in custody accounts on behalf of New York State Insurance Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1999               1998              1997
         -----------------------------------------------------------------------------------------------------------
         Fixed-maturity securities                               $ 8,147             $8,338              $6,342
         Other invested assets                                     7,476                830                   -
         Short-term investments                                    1,443                762                 477
         -----------------------------------------------------------------------------------------------------------
         Gross investment income                                  17,066              9,930               6,819
         -----------------------------------------------------------------------------------------------------------
         Investment expenses
                                                                    (122)              (144)               (102)
         -----------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                   $16,944             $9,786              $6,717
         ===========================================================================================================

         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $7,453 and $813 for the years ended December 31, 1999 and 1998, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                1999           1998               1997
         -----------------------------------------------------------------------------------------------------------
          NET INCOME                                               $ 5,738              $1,073          $   586
         -----------------------------------------------------------------------------------------------------------
         OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX (BENEFITS):
            Unrealized holding (losses) gains arising
            during the year                                         (4,038)                820            1,176

              Less:
            Reclassification adjustment for realized
            (losses) gains included in net income                     (142)                463              500
         -----------------------------------------------------------------------------------------------------------
          Other comprehensive (loss) income                         (3,896)                357              676
         -----------------------------------------------------------------------------------------------------------
          COMPREHENSIVE INCOME                                    $  1,842              $1,430           $1,262
         ===========================================================================================================

         Other comprehensive (loss) income is reported net of income taxes (benefit) of $(1,088), $192, and $364 for 1999, 1998 and 1997,
         respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1999                1998               1997
         ----------------------------------------------------------------------------------------------------------
         Balance at January 1                                     $36,831             $28,364            $20,208
         Capitalization                                            15,604              14,515             11,684
         Amortization                                              (4,287)             (4,849)            (3,393)
         Effect of net unrealized losses (gains)
              on securities available-for-sale                      2,328              (1,199)              (135)
         ----------------------------------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                                   $50,476             $36,831            $28,364
         ==========================================================================================================

6.       INCOME TAXES

         The components of income tax expense were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1999                1998              1997
         ----------------------------------------------------------------------------------------------------------
         Current expense (benefit)                                 $1,238             $  (577)             $339
         Deferred expense (benefit)                                 1,857               1,153               (29)
         ----------------------------------------------------------------------------------------------------------
         TOTAL EXPENSE                                             $3,095             $   576              $310
         ==========================================================================================================


         Components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                           1999                    1998
         -----------------------------------------------------------------------------------------------------------

         DEFERRED TAX ASSETS:
            Reserves                                                         $    708                 $   389
             Unrealized losses on securities available-for-sale                   963                       -
         -----------------------------------------------------------------------------------------------------------
         Gross deferred tax assets                                              1,671                     389
             Valuation allowance                                                                            -
                                                                                 (657)                      -
         -----------------------------------------------------------------------------------------------------------
         Net deferred tax assets                                                1,014                     389
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                                         (5,147)                 (2,203)
            Unrealized gains on securities available-for-sale                       -                    (784)
            Other                                                                (249)                 (1,017)
         -----------------------------------------------------------------------------------------------------------
         Total deferred tax liabilities                                        (5,396)                 (4,004)
         -----------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                           $(4,382)                $(3,615)
         ===========================================================================================================

         As of December 31, 1999, the Company had $3,128 of unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has therefore established a valuation allowance for the amount in excess of the available capital gains. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company participates as a member of the MWLH-affiliated group, filing a consolidated federal income tax return. The Company files a separate New York State return. The method of allocation between the companies is subject to a tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to the Company will not be more than the Company would have paid on a separate-return basis. Settlement of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which is settled periodically.

         The Company received a refund of $719 in 1999 and made tax payments of $1,121 and $531 in 1998 and 1997, respectively.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

         AS AT DECEMBER 31:
         ($ thousands)                                                                       1999              1998
         -----------------------------------------------------------------------------------------------------------
         AUTHORIZED, ISSUED AND OUTSTANDING:
             2,000,000 Common shares, par value $1                                         $2,000            $2,000
         -----------------------------------------------------------------------------------------------------------

         The net assets of the Company available for the Parent as dividends are generally limited to, and cannot be made except from, earned statutory-basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         The aggregate statutory capital and surplus of the Company at December 31, 1999 was $63,470 (1998, $62,881). The aggregate statutory net income (loss) of the Company for the year ended 1999 was $932; (1998, ($5,678); 1997, ($1,562)). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances, and reserves.

8.       REINSURANCE

         The Company has entered into reinsurance agreements with various reinsurers to reinsure any face amounts in excess of $100 for its traditional nonparticipating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilized various services provided by MLI and affiliates, such as legal, personnel, investment accounting and other corporate services. Prior to October 1, 1997, MLI and MNA charged the Company for those services. In the first nine months of 1997, MLI and MNA charged the Company approximately $623. Effective October 1, 1997, pursuant to a revised plan of operations, all intercompany expenses were billed through MLI. For the years ended December 31, 1999 and 1998, and for the fourth quarter of 1997, MLI billed the Company expenses of $6,391, $4,685 and $869, respectively. At December 31, 1999 and 1998, the Company had a net liability to MLI of $2,664 and $2,372, respectively, for those services.

         For the nine months ended September 30, 1997, the Company paid underwriting commissions to NASL Financial of $8,421. NASL Financial then reimbursed MWL for promotional agent services. Effective October 1, 1997, MSS replaced NASL Financial as underwriter. Thereafter, all commissions were paid to MSS by the Company, and MWL marketing services expenses were paid by MLI, who was then reimbursed by the Company. Underwriting commissions and marketing services expense of $19,575 and $17,838 was incurred during the years ended December 31, 1999 and 1998, respectively, and $4,431 was incurred during the fourth quarter of 1997. At December 31, 1999 and 1998, the Company had a net liability of $1,161 and $799, respectively, for these services.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 11 and 14 for additional related-party transactions).

10.      BORROWED MONEY

         The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advances under the line of credit at December 31, 1999 and 1998.

11.      EMPLOYEE BENEFITS

     a)  RETIREMENT PLAN

         Prior to July 1, 1998, the Company and MNA participated in a noncontributory defined benefit pension plan (the Nalaco Plan) sponsored by MLI, covering its employees. A similar plan (the Manulife
         Plan) also existed for ManUSA. Both plans provided pension benefits based on length of service and final average earnings. Vested benefits are fully funded; current pension costs are funded as they accrue.

     a)  RETIREMENT PLAN (CONTINUED)

         Effective July 1, 1998, the Nalaco Plan was merged into the Manulife Plan as approved by the Board of Directors of MLI. The merged plan was then restated as a cash balance pension plan entitled "The Manulife Financial U.S. Cash Balance Pension Plan" (Cash Balance Plan). Participants in the two prior plans ceased accruing benefits under the old plan effective June 30, 1998, and became participants in the Cash Balance Plan on July 1, 1998. Also effective July 1, ManUSA became the sponsor of the Cash Balance Plan. Each participant who was a participant in one of the prior plans received an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the prior plan, using Pension Benefit Guaranty Corporation rates. Future contribution credits under the Cash Balance Plan vary by service, and interest credits are a function of interest rate levels. Pension benefits are provided to participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Cash Balance Plan is a life annuity, with various optional forms available.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the plan sponsor in 1999, 1998 or 1997 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 1999, the projected benefit obligation based on an assumed interest rate of 7.5% was $47,124. The fair value of plan assets invested in ManUSA's general fund deposit administration insurance contracts was $86,777.

     b)  401(k) PLAN

         Prior to July 1, 1998, the Company also participated in a defined contribution plan sponsored by MNA, the North American Security Life 401(k) Savings Plan (NASL 401k), which was subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). A similar plan, the Manulife Financial 401K Savings Plan, also existed for employees of ManUSA. These two plans were effectively merged on July 1, 1998 into one defined contribution plan sponsored by ManUSA, as approved by the Board of Directors on March 26, 1998. The costs associated with the Plan were charged to the Company and were not material.

     c)  OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the other postretirement benefit plan of MNA which provides retiree medical and life insurance benefits to those who have attained age 55 with ten or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage, and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

     c)  OTHER POSTRETIREMENT BENEFIT PLAN (CONTINUED)

         The other postretirement benefit cost of the Company, which includes the expected cost of post-retirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                           1999                                   1998
                                       -----------------------------------------------------------------------------
                                               CARRYING              FAIR             CARRYING              FAIR
                                                 VALUE              VALUE               VALUE              VALUE
                                       -----------------------------------------------------------------------------

        Assets:
        Fixed-maturity securities             $122,301           $122,301            $125,088            $125,088
        Policy loans                               930                930                 552                 552
        Short-term investments                  41,311             41,311              10,032              10,032
        Cash and cash equivalents                7,093              7,093               5,946               5,946

        Liabilities:
        Policyholder liabilities and
        accruals                               130,808            126,272              94,492              91,113

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability.

13.      LEASES

         The Company leases office space under various operating lease agreements which will expire between 2000 and 2005. For the years ended December 31, 1999, 1998 and 1997 the Company incurred rent expense of $166, $95 and $84, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

                           YEAR ENDED             MINIMUM LEASE PAYMENTS
                           ---------------------------------------------
                              2000                       $  247
                              2001                          231
                              2002                          235
                              2003                          221
                              2004 and after                346
                           ---------------------------------------------
                              Total                      $1,280
                           ---------------------------------------------


14.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

15.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                       AUDITED FINANCIAL STATEMENTS

                                       THE MANUFACTURERS LIFE
                                       INSURANCE COMPANY OF NEW YORK
                                       SEPARATE ACCOUNT A


                                       Years ended December 31, 1999 and 1998

                   The Manufacturers Life Insurance Company of
                           New York Separate Account A


                          Audited Financial Statements


                     Years ended December 31, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...............................2
Statements of Operations and Changes in Contract Owners' Equity...............3
Notes to Financial Statements................................................17

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A of The Manufacturers Life Insurance Company of New York as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 1999, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.



                                                          /s/ Ernst & Young LLP




Boston, Massachusetts
February 15, 2000

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1999

ASSETS
Investments at market value:
   Sub-Accounts:
     Mid Cap Blend Portfolio--4,947,626 shares (cost $97,627,315)                                 $    108,353,013
     Investment Quality Bond Portfolio--1,082,965 shares (cost $12,963,687)                             12,562,390
     Growth and Income Portfolio--6,521,022 shares (cost $153,035,246)                                 213,041,790
     Blue Chip Growth Portfolio--5,002,782 shares (cost $80,896,155)                                   108,260,194
     Money Market Portfolio--3,318,125 shares (cost $33,181,248)                                        33,181,248
     Global Equity Portfolio--2,856,127 shares (cost $51,589,889)                                       53,666,635
     Global Government Bond Portfolio--584,322 shares (cost $7,713,633)                                  6,778,137
     U.S. Government Securities Portfolio--1,223,229 shares (cost $16,524,102)                          16,195,546
     Diversified Bond Portfolio--726,845 shares (cost $8,177,112)                                        7,864,460
     Income & Value Portfolio--2,245,899 shares (cost $27,342,302)                                      28,994,557
     Large Cap Growth Portfolio--1,338,293 shares (cost $18,657,579)                                    23,058,789
     Equity-Income Portfolio--5,263,837 shares (cost $80,265,769)                                       89,748,425
     Strategic Bond Portfolio--2,541,638 shares (cost $29,671,146)                                      28,313,850
     Overseas Portfolio--1,654,149 shares (cost $19,942,627)                                            26,334,055
     Growth  Portfolio--1,150,435 shares (cost $22,976,998)                                             30,923,698
     Mid Cap Growth Portfolio--1,995,341 shares (cost $35,796,490 )                                     49,664,040
     International Small Cap Portfolio--678,797 shares (cost $11,407,734 )                              19,114,921
     Pacific Rim Emerging Markets Portfolio--426,752 shares (cost $4,080,338)                            4,643,064
     Science & Technology Portfolio--2,053,786 shares (cost $47,888,938)                                74,285,457
     Emerging Small Company Portfolio--260,978 shares (cost $6,770,971)                                 10,632,248
     Aggressive Growth Portfolio--419,561 shares (cost $5,478,710)                                       7,275,183
     International Stock Portfolio--324,604 shares (cost $4,385,519)                                     5,008,635
     Quantitative Equity Portfolio--427,846 shares (cost $10,470,268)                                   12,048,153
     Value Trust Portfolio--572,956 shares (cost $8,529,765)                                             7,580,205
     Real Estate Securities Portfolio--201,187 shares (cost $3,152,467)                                  2,593,305
     Balanced Portfolio--319,022 shares (cost $5,894,185)                                                5,684,978
     High Yield Portfolio--704,067 shares (cost $9,490,655)                                              9,040,226
     Lifestyle Aggressive 1000 Portfolio--361,868 shares (cost $4,692,198)                               5,261,554
     Lifestyle Growth 820 Portfolio--1,859,200 shares (cost $25,521,580)                                28,222,650
     Lifestyle Balanced 640 Portfolio--2,098,179 shares (cost $28,109,005)                              29,878,071
     Lifestyle Moderate 460 Portfolio--881,149 shares (cost $11,920,005)                                12,450,642
     Lifestyle Conservative 280 Portfolio--510,775 shares (cost $6,690,679)                              6,716,694
     Small Company Value Portfolio--276,888 shares (cost $3,020,209)                                     3,397,422
     Total Return Portfolio--239,638 shares (cost $2,963,766)                                            2,964,326
     US Large Cap Value Portfolio--437,166 shares (cost $5,387,947)                                      5,613,215
     Mid Cap Stock Portfolio--122,010 shares (cost $1,488,694)                                           1,537,326
     Small Company Blend Portfolio--95,514 shares (cost $1,274,641)                                      1,505,299
     International Value Portfolio--59,753 shares (cost $724,310)                                          775,593
                                                                                                  ----------------

Total assets                                                                                      $  1,093,169,994
                                                                                                  ================
CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                        $  1,093,144,215
Annuity reserve                                                                                             25,779
                                                                                                  ----------------

Total contract owners' equity                                                                     $  1,093,169,994
                                                                                                  ================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                                SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                               MID CAP BLEND (1)          INVESTMENT QUALITY BOND         GROWTH AND INCOME
                                        --------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                              1999           1998           1999           1998            1999            1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                             $  10,389,331   $ 15,130,703   $    620,390   $    561,373   $   5,766,968   $   6,612,962

Expenses:
   Mortality and expense risk
     and administrative charges              1,295,413      1,145,526        171,871        140,373       2,508,334       1,602,622
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                 9,093,918     13,985,177        448,519        421,000       5,010,340       3,258,634

Net realized gain (loss)                     2,664,968      1,007,114           (415)       195,010       7,079,116       3,398,048

Unrealized appreciation
   (depreciation) during the
   period                                   10,320,182     (9,138,827)      (850,952)        47,652      17,861,968      17,104,121
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                               22,079,068      5,853,464       (402,848)       663,662      28,199,718      25,512,509
                                        --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                       7,513,089      9,156,693      2,158,703      2,092,516      31,201,877      23,975,140

     Transfers between
       sub-accounts and the
       Company                              (1,497,184)    (1,769,886)       426,766        895,525      21,481,374       8,666,092

     Withdrawals                            (6,364,759)    (3,542,523)      (708,280)      (623,663)    (10,507,981)     (5,289,954)

     Annual contract fee                       (44,780)       (43,305)        (4,558)        (3,771)        (76,507)        (53,050)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     (393,634)     3,800,979      1,872,631      2,360,607      42,098,763      27,298,228
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  21,685,434      9,654,443      1,469,783      3,024,269      70,298,481      52,810,737

Contract owners' equity at
   beginning of period                      86,667,579     77,013,136     11,092,607      8,068,338     142,743,309      89,932,572
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                             $ 108,353,013   $ 86,667,579   $ 12,562,390   $ 11,092,607   $ 213,041,790   $ 142,743,309
                                        ============================================================================================

(1) Effective May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                                   BLUE CHIP GROWTH               MONEY MARKET                GLOBAL EQUITY
                                          ------------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                 1999          1998            1999           1998          1999           1998
                                          ------------------------------------------------------------------------------------------
Income:
   Dividends                               $   3,547,690   $    925,258   $  1,437,718   $  1,217,864   $  5,535,859   $  3,435,281

Expenses:
   Mortality and expense risk
     and administrative charges                1,230,470        734,935        447,148        345,389        747,136        701,828
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                   2,317,220        190,323        990,570        872,475      4,788,723      2,733,453
Net realized gain (loss)                       3,564,898      1,888,866        228,810         (4,278)     1,751,074         976,295
Unrealized appreciation
   (depreciation) during the
   period                                      9,378,290     10,851,936              0              0     (5,540,721)     1,055,569
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                 15,260,408     12,931,125      1,219,380        868,197        999,076      4,765,317
                                          ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                        16,560,189     13,085,482     17,450,076     23,529,594      3,521,176      4,558,097
     Transfers between
       sub-accounts and the
       Company                                13,287,349      4,838,123     (7,095,942)   (21,232,778)      (952,941)       311,099

     Withdrawals                              (5,966,875)    (2,000,593)    (5,572,666)    (2,647,622)    (3,044,050)    (1,957,660)

     Annual contract fee                         (38,009)       (24,824)        (9,758)        (6,939)       (26,061)       (26,281)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     23,842,654     15,898,188      4,771,710       (357,745)      (501,876)     2,885,255
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    39,103,062     28,829,313      5,991,090        510,452        497,200      7,650,572

Contract owners' equity at
   beginning of period                        69,157,132     40,327,819     27,190,158     26,679,706     53,169,435     45,518,863
                                          ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                               $ 108,260,194   $ 69,157,132   $ 33,181,248   $ 27,190,158   $ 53,666,635   $ 53,169,435
                                          ==========================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                                                                  U.S. GOVERNMENT           DIVERSIFIED BOND (3)
                                                      GLOBAL BOND (2)               SECURITIES
                                               -------------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                     1999         1998           1999           1998         1999         1998
                                               -------------------------------------------------------------------------------------
Income:
   Dividends                                    $   745,529   $   828,155   $    713,252   $    767,695   $   748,053   $   683,398
Expenses:
   Mortality and expense risk
     and administrative charges                     104,884       121,247        244,931        232,775       109,861       102,810
                                               -------------------------------------------------------------------------------------
Net investment income (loss)                        640,645       706,908        468,321        534,920       638,192       580,588
Net realized gain (loss)                           (290,060)      131,303        314,867        188,892        (8,884)      122,379
Unrealized appreciation
   (depreciation) during the
   period                                        (1,003,444)     (331,938)    (1,087,081)       236,061      (680,769)      (56,020)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                      (652,859)      506,273       (303,893)       959,873       (51,461)      646,947
                                               -------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                              250,749       419,396      1,774,042      3,629,590       848,171       582,731
     Transfers between
       sub-accounts and the
       Company                                   (1,058,750)     (301,107)    (1,352,111)       372,771      (329,796)      599,459

     Withdrawals                                   (534,603)     (507,258)    (2,329,987)    (1,002,775)     (569,360)     (609,672)

     Annual contract fee                             (3,573)       (4,248)        (7,152)        (6,895)       (4,612)       (4,571)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                        (1,346,177)     (393,217)    (1,915,208)     2,992,691       (55,597)      567,947
                                               -------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                       (1,999,036)      113,056     (2,219,101)     3,952,564      (107,058)    1,214,894

Contract owners' equity at
   beginning of period                            8,777,173     8,664,117     18,414,647     14,462,083     7,971,518     6,756,624
                                               -------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                    $ 6,778,137   $ 8,777,173   $ 16,195,546   $ 18,414,647   $ 7,864,460   $ 7,971,518
                                               =====================================================================================


(2) Effective May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.
(3) Effective May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                 SUB-ACCOUNT
                                           -----------------------------------------------------------------------------------------
                                                  INCOME & VALUE (4)         LARGE CAP GROWTH (5)            EQUITY INCOME
                                           -----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                 1999          1998           1999           1998           1999           1998
                                           -----------------------------------------------------------------------------------------
Income:
   Dividends                                $  3,262,684   $  2,721,906   $  1,462,144   $  1,432,979   $  6,639,089   $  4,886,452
Expenses:
   Mortality and expense risk
     and administrative charges                  405,381        354,371        229,404        177,019      1,312,004      1,183,871
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                   2,857,303      2,367,535      1,232,740      1,255,960      5,327,085      3,702,581
Net realized gain (loss)                         676,183        240,650        673,975        325,333      4,670,683      2,699,560
Unrealized appreciation
   (depreciation) during the
   period                                     (1,562,002)       610,351      2,166,775        406,423     (8,374,904)      (213,380)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                  1,971,484      3,218,536      4,073,490      1,987,716      1,622,864      6,188,761
                                           -----------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                         1,889,519      1,976,675      4,110,011      1,088,836      7,333,688     10,272,190
     Transfers between
       sub-accounts and the
       Company                                    34,607       (493,969)     2,401,258       (682,669)    (4,353,163)       340,674

     Withdrawals                              (1,861,079)    (1,870,614)    (1,207,853)      (626,377)    (5,447,799)    (3,814,029)

     Annual contract fee                         (14,197)       (13,415)        (8,674)        (8,315)       (43,667)       (42,132)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                         48,850       (401,323)     5,294,742       (228,525)    (2,510,941)     6,756,703
                                           -----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                     2,020,334      2,817,213      9,368,232      1,759,191       (888,077)    12,945,464

Contract owners' equity at
   beginning of period                        26,974,223     24,157,010     13,690,557     11,931,366     90,636,502     77,691,038
                                           -----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 28,994,557   $ 26,974,223   $ 23,058,789   $ 13,690,557   $ 89,748,425   $ 90,636,502
                                           =========================================================================================


(4) Effective May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.
(5) Effective May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote by the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                                  STRATEGIC BOND                OVERSEAS (6)                    GROWTH
                                          ------------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                 1999           1998         1999            1998           1999          1998
                                          ------------------------------------------------------------------------------------------
Income:
   Dividends                                $  2,445,021   $  2,295,167   $          0   $    918,754   $    859,187   $    378,033
Expenses:
   Mortality and expense risk
     and administrative charges                  452,630        486,219        276,831        252,751        302,573        146,819
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                   1,992,391      1,808,948       (276,831)       666,003        556,614        231,214
Net realized gain (loss)                        (499,170)       859,950        962,029        268,040        958,174        239,398
Unrealized appreciation
   (depreciation) during the
   period                                     (1,291,606)    (2,696,973)     6,480,126         (5,437)     5,558,422      1,647,389
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                               201,615        (28,075)     7,165,324        928,606      7,073,210      2,118,001
                                          ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                         2,144,510      7,609,581      1,651,406      2,337,324      4,273,287      3,141,393
     Transfers between
       sub-accounts and the
       Company                                (7,528,077)    (2,900,935)      (150,069)       (19,511)     6,007,737      2,270,326

     Withdrawals                              (2,468,375)    (1,483,625)      (975,966)      (804,738)      (832,997)      (347,582)

     Annual contract fee                         (13,785)       (14,237)       (10,326)       (10,494)        (8,549)        (4,261)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     (7,865,727)     3,210,784        515,045      1,502,581      9,439,478      5,059,876
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    (7,664,112)     3,182,709      7,680,369      2,431,187     16,512,688      7,177,877

Contract owners' equity at
   beginning of period                        35,977,962     32,795,253     18,653,686     16,222,499     14,411,010      7,233,133
                                          ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 28,313,850   $ 35,977,962   $ 26,334,055   $ 18,653,686   $ 30,923,698   $ 14,411,010
                                          ==========================================================================================


(6) Effective May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                                                 INTERNATIONAL                 PACIFIC RIM
                                               MID CAP GROWTH (7)                  SMALL CAP                 EMERGING MARKETS
                                        --------------------------------------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                               1999           1998             1999           1998          1999            1998
                                        --------------------------------------------------------------------------------------------
   Dividends                              $  4,187,706    $          0    $     32,036    $    23,697    $    74,711    $         0
Expenses:
   Mortality and expense risk
     and administrative charges                480,620         306,388         149,181        113,927         31,884          9,975
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                 3,707,086        (306,388)       (117,145)       (90,230)        42,827         (9,975)
Net realized gain (loss)                     2,717,113       1,378,269       1,061,007        409,189        662,173       (154,105)
Unrealized appreciation
   (depreciation) during the
   period                                    7,390,190       4,593,528       7,367,156        309,360        529,833        141,071
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                          13,814,389       5,665,409       8,311,018        628,319      1,234,833        (23,009)
                                        --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                       4,908,698       4,789,484       1,113,321        925,104        672,325        503,933
     Transfers between
       sub-accounts and the
       Company                               2,912,295       2,289,436       1,522,620        845,594      1,801,255        183,911

     Withdrawals                            (1,868,445)     (1,018,210)       (784,705)      (283,422)      (121,725)       (28,153)

     Annual contract fee                       (15,956)        (11,426)         (4,455)        (4,127)          (864)          (298)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                    5,936,592       6,049,284       1,846,781      1,483,149      2,350,991        659,393
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  19,750,981      11,714,693      10,157,799      2,111,468      3,585,824        636,384

Contract owners' equity at
   beginning of period                      29,913,059      18,198,366       8,957,122      6,845,654      1,057,240        420,856
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                              $ 49,664,040    $ 29,913,059    $ 19,114,921    $ 8,957,122    $ 4,643,064    $ 1,057,240
                                        ============================================================================================

(7) Effective May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                            SCIENCE & TECHNOLOGY            EMERGING SMALL COMPANY         AGGRESSIVE GROWTH (8)
                                        --------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                              1999           1998             1999           1998           1999           1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                              $  5,160,554    $          0    $     71,618    $    50,122    $         0    $         0

Expenses:
   Mortality and expense risk
     and administrative charges                509,712         140,540          78,549         53,801         62,126         39,530
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                 4,650,842        (140,540)         (6,931)        (3,679)       (62,126)       (39,530)
Net realized gain (loss)                     2,500,553         245,552         228,415         98,646        189,779          7,185
Unrealized appreciation
   (depreciation) during the
   period                                   22,272,538       4,315,307       3,741,254       (127,344)     1,499,667        220,471
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                               29,423,933       4,420,319       3,962,738        (32,377)     1,627,320        188,126
                                        --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                        11,642,300       5,039,793       1,003,045      1,628,997      2,029,654        800,978
   Transfers between
     sub-accounts and the                   16,787,391       3,207,637       1,006,706        557,075       (169,156)       863,113
     Company

   Withdrawals                              (1,536,409)       (319,985)       (318,158)      (191,761)      (260,523)      (119,872)

   Annual contract fee                         (13,841)         (4,020)         (2,389)        (1,724)        (1,708)        (1,646)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                   26,879,441       7,923,425       1,689,204      1,992,587      1,598,267      1,542,573
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  56,303,374      12,343,744       5,651,942      1,960,210      3,225,587      1,730,699
                                        --------------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                      17,982,083       5,638,339       4,980,306      3,020,096      4,049,596      2,318,897
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                              $ 74,285,457    $ 17,982,083    $ 10,632,248    $ 4,980,306    $ 7,275,183    $ 4,049,596
                                        ============================================================================================

(8) Effective May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                                                                                             QUANTITATIVE
                                                INTERNATIONAL STOCK           WORLDWIDE GROWTH (9)              EQUITY
                                          ------------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                 1999          1998           1999           1998           1999           1998
                                          ------------------------------------------------------------------------------------------
Income:
   Dividends                                $   413,960    $    43,775    $    21,603    $    13,045    $    598,619    $   297,413
Expenses:
   Mortality and expense risk
     and administrative charges                  49,175         31,689         11,932         29,659         115,609         43,301
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                    364,785         12,086          9,671        (16,614)        483,010        254,112
Net realized gain (loss)                        150,393         27,952        200,267         36,499         148,201         25,491
Unrealized appreciation
   (depreciation) during the
   period                                       521,153        219,452        (78,542)        88,489       1,046,733        456,874
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                 1,036,331        259,490        131,396        108,374       1,677,944        736,477
                                          ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                        1,130,989        640,937        109,985        869,846       2,506,769      1,492,800
     Transfers between
       sub-accounts and
         the Company                             50,156        457,349     (2,744,881)       115,421       3,341,246        932,023

     Withdrawals                               (128,809)      (102,003)       (66,997)      (110,403)       (331,637)       (83,791)

     Annual contract fee                         (1,450)        (1,001)          (312)          (914)         (3,305)        (1,211)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     1,050,886        995,282     (2,702,205)       873,950       5,513,073      2,339,821
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    2,087,217      1,254,772     (2,570,809)       982,324       7,191,017      3,076,298
                                          ------------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                        2,921,418      1,666,646      2,570,809      1,588,485       4,857,136      1,780,838
                                          ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 5,008,635    $ 2,921,418    $         0    $ 2,570,809    $ 12,048,153    $ 4,857,136
                                          ==========================================================================================

(9) Effective April 30, 1999, the Worldwide Growth Sub-Account was merged with Global Equity through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                            ----------------------------------------------------------------------------------------
                                                                                 REAL ESTATE
                                                     VALUE TRUST                  SECURITIES                     BALANCED
                                            ----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                  1999          1998           1999           1998           1999         1998
                                            ----------------------------------------------------------------------------------------
Income:
   Dividends                                 $   240,043    $   268,076    $   138,667    $   340,740    $   358,736    $   274,564
Expenses:
   Mortality and expense risk
     and administrative charges                  120,281         94,438         38,771         40,096         77,257         36,138
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)                     119,762        173,638         99,896        300,644        281,479        238,426
Net realized gain (loss)                        (198,442)        81,939       (398,793)      (115,048)      (159,412)         9,117
Unrealized appreciation
   (depreciation) during the
   period                                       (389,978)      (595,649)        32,162       (775,195)      (277,411)        35,848
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                   (468,658)      (340,072)      (266,735)      (589,599)      (155,344)       283,391
                                            ----------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                           1,739,644      3,119,814        206,235        940,108      1,900,015      1,602,611
   Transfers between
     sub-accounts and the Company             (1,426,196)     1,619,109       (277,145)       636,804       (257,437)     1,705,099
                                            ----------------------------------------------------------------------------------------

   Withdrawals                                  (390,633)      (220,984)      (162,041)      (166,110)      (195,543)       (47,399)

   Annual contract fee                            (3,519)        (2,510)        (1,133)          (982)        (2,120)          (725)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                        (80,704)     4,515,429       (234,084)     1,409,820      1,444,915      3,259,586
                                            ----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                      (549,362)     4,175,357       (500,819)       820,221      1,289,571      3,542,977
                                            ----------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                         8,129,567      3,954,210      3,094,124      2,273,903      4,395,407        852,430
                                            ----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                 $ 7,580,205    $ 8,129,567    $ 2,593,305    $ 3,094,124    $ 5,684,978    $ 4,395,407
                                            ========================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                            ----------------------------------------------------------------------------------------
                                                                                     CAPITAL                    LIFESTYLE
                                                     HIGH YIELD                  GROWTH BOND (10)            AGGRESSIVE 1000
                                            ----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                 1999           1998           1999          1998          1999            1998
                                            ----------------------------------------------------------------------------------------
Income:
   Dividends                                $   719,247     $   543,274     $  61,318     $  28,804     $   333,300     $   305,318
Expenses:
   Mortality and expense risk
     and administrative charges                 125,457          86,517         3,982         9,656          81,854          83,756
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)                    593,790         456,757        57,336        19,148         251,446
                                                                                                                            221,562
Net realized gain (loss)                        (32,854)        115,549       (43,935)        7,917        (107,893)         73,870
Unrealized appreciation
   (depreciation) during the
   period                                       (10,174)       (500,323)      (26,461)       16,427         431,193         (15,084)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                   550,762          71,983       (13,060)       43,492         574,746         280,348
                                            ----------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                        1,694,142       3,600,414        69,827       598,774         757,414       3,077,092
     Transfers between
       sub-accounts and
        the Company                             (85,354)        256,649      (835,008)     (198,882)     (3,149,323)       (268,897)

     Withdrawals                               (606,766)       (348,311)      (17,220)      (62,706)       (611,389)       (290,307)

     Annual contract fee                         (3,312)         (1,447)          (90)         (166)         (5,533)         (5,347)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                       998,710       3,507,305      (782,491)      337,020      (3,008,831)      2,512,541
                                            ----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    1,549,472       3,579,288      (795,551)      380,512      (2,434,085)      2,792,889
                                            ----------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                        7,490,754       3,911,466       795,551       415,039       7,695,639       4,902,750
                                            ----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 9,040,226     $ 7,490,754     $       0     $ 795,551     $ 5,261,554     $ 7,695,639
                                            ========================================================================================

(10) Effective April 30, 1999, the Capital Growth Bond Sub-Account was merged with Investment Quality Bond through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                           -----------------------------------------------------------------------------------------
                                                     LIFESTYLE                    LIFESTYLE                      LIFESTYLE
                                                     GROWTH 820                  BALANCED 640                   MODERATE 460
                                           -----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                 1999          1998           1999           1998           1999           1998
                                           -----------------------------------------------------------------------------------------
Income:
   Dividends                                $  1,747,760   $  1,767,734   $  1,960,473   $  1,583,990   $    742,188   $    496,729
Expenses:
   Mortality and expense risk
     and administrative charges                  421,007        431,445        432,727        390,197        176,230        142,347
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                   1,326,753      1,336,289      1,527,746      1,193,793        565,958        354,382
Net realized gain (loss)                         214,773        357,181         32,385        293,921        303,640         80,885
Unrealized appreciation
   (depreciation) during the
   period                                      2,274,894       (312,708)     1,421,732       (390,020)       (63,578)       357,260
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                  3,816,420      1,380,762      2,981,863      1,097,694        806,020        792,527
                                           -----------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                         5,160,258     15,208,587      4,809,735     13,654,532      1,635,149      5,735,053

     Transfers between
       sub-accounts and
       the Company                           (16,542,580)      (657,869)   (11,079,098)       561,143     (2,362,700)       414,134

     Withdrawals                              (1,764,649)    (1,326,866)    (1,518,789)    (1,185,813)      (723,129)      (349,708)

     Annual contract fee                         (17,845)       (15,608)       (14,744)       (11,425)        (5,949)        (3,558)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                    (13,164,816)    13,208,244     (7,802,896)    13,018,437     (1,456,629)     5,795,921
                                           -----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    (9,348,396)    14,589,006     (4,821,033)    14,116,131       (650,609)     6,588,448
                                           -----------------------------------------------------------------------------------------
Contract owners' equity at
   beginning
   of period                                  37,571,046     22,982,040     34,699,104     20,582,973     13,101,251      6,512,803
                                           -----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 28,222,650   $ 37,571,046   $ 29,878,071   $ 34,699,104   $ 12,450,642   $ 13,101,251
                                           =========================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                             SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                                          LIFESTYLE                             SMALL                TOTAL RETURN
                                                       CONSERVATIVE 280                    COMPANY VALUE                  (11)
                                               -------------------------------------------------------------------------------------
                                                                                                                      YEAR ENDED
                                                    YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                                     1999            1998               1999             1998            1999
                                               -------------------------------------------------------------------------------------
Income:
   Dividends                                    $   439,339       $   162,598       $     2,112       $       512       $         0
Expenses:
   Mortality and expense risk
     and administrative charges                      90,231            51,871            42,581            22,160            14,483
                                               -------------------------------------------------------------------------------------
Net investment income (loss)                        349,108           110,727           (40,469)          (21,648)          (14,483)
Net realized gain (loss)                             41,012            36,948          (212,962)          (79,550)             (499)
Unrealized appreciation
   (depreciation) during the
   period                                          (221,715)          179,655           475,746           (98,533)              560
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                       168,405           327,330           222,315          (199,731)          (14,422)
                                               -------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                            1,343,171         3,398,468         1,017,273         2,148,651         1,666,355
     Transfers between
       sub-accounts and
       the Company                                  198,222            82,618          (575,184)          991,569         1,381,559

     Withdrawals                                   (468,557)         (141,941)         (143,639)          (62,404)          (69,003)

     Annual contract fee                             (2,724)           (1,284)           (1,172)             (256)             (163)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                         1,070,112         3,337,861           297,278         3,077,560         2,978,748
                                               -------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                        1,238,517         3,665,191           519,593         2,877,829         2,964,326
                                               -------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                            5,478,177         1,812,986         2,877,829                 0                 0
                                               -------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                    $ 6,716,694       $ 5,478,177       $ 3,397,422       $ 2,877,829       $ 2,964,326
                                               =====================================================================================


(11) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                         SUB-ACCOUNT
                                                                   --------------------------------------------------------
                                                                                                                  SMALL
                                                                     US LARGE CAP      MID CAP STOCK         COMPANY BLEND
                                                                      VALUE (11)            (11)                  (11)
                                                                   --------------------------------------------------------
                                                                      YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                                      DECEMBER 31,       DECEMBER 31,          DECEMBER 31,
                                                                         1999               1999                  1999
                                                                   --------------------------------------------------------
Income:
   Dividends                                                        $         0          $         0          $    28,511
Expenses:
   Mortality and expense risk and administrative charges                 35,870                6,892                6,891
                                                                   --------------------------------------------------------
Net investment income (loss)                                            (35,870)              (6,892)              21,620
Net realized gain (loss)                                                (10,636)              (8,908)               4,928
Unrealized appreciation (depreciation) during the period                225,268               48,632              230,658
                                                                   --------------------------------------------------------
Net increase (decrease) in contract owners' equity from
   operations                                                           178,762               32,832              257,206
                                                                   --------------------------------------------------------

Changes from principal transactions:
     Purchase payments                                                3,136,423            1,009,841              562,946
     Transfers between sub-accounts and the Company                   2,339,105              504,374              689,623

     Withdrawals                                                        (40,659)              (9,675)              (4,390)

     Annual contract fee                                                   (416)                 (46)                 (86)
                                                                   --------------------------------------------------------
Net increase (decrease) in contract owners' equity from               5,434,453            1,504,494            1,248,093
   principal transactions
                                                                   --------------------------------------------------------

Total increase (decrease) in contract owners' equity                  5,613,215            1,537,326            1,505,299
                                                                   --------------------------------------------------------

Contract owners' equity at beginning
   of period                                                                  0                    0                    0
                                                                   --------------------------------------------------------

Contract owners' equity at end of period                            $ 5,613,215          $ 1,537,326          $ 1,505,299
                                                                   ========================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                        SUB-ACCOUNT
                                                                 -----------------------------------------------------------
                                                                 INTERNATIONAL
                                                                    VALUE (11)                        TOTAL
                                                                 -----------------------------------------------------------
                                                                  YEAR ENDED
                                                                  DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                                     1999                   1999                   1998
                                                                 -----------------------------------------------------------
Income:
   Dividends                                                      $       0          $    61,505,416          $  48,996,371
Expenses:
   Mortality and expense risk and administrative
     charges                                                          3,106               13,005,279              9,885,986
                                                                 -----------------------------------------------------------
Net investment income (loss)                                         (3,106)              48,500,137             39,110,385
Net realized gain (loss)                                             (1,570)              30,024,983             15,473,967

Unrealized appreciation (depreciation) during the
   period                                                            51,283               79,867,077             27,635,813
                                                                 -----------------------------------------------------------

Net increase (decrease) in contract owners' equity
   from operations                                                   46,607              158,392,197             82,220,165
                                                                 -----------------------------------------------------------

Changes from principal transactions:
     Purchase payments                                              542,253              155,048,260            177,231,214

     Transfers between sub-accounts and
       the Company                                                  188,666               12,540,214              5,486,250

     Withdrawals                                                     (1,909)             (60,538,029)           (33,588,834)

     Annual contract fee                                                (24)                (417,364)              (336,413)
                                                                 -----------------------------------------------------------

   Net increase (decrease) in contract owners'
   equity from principal transactions                               728,986              106,633,081            148,792,217
                                                                 -----------------------------------------------------------

Total increase (decrease) in contract owners' equity                775,593              265,025,278            231,012,382
                                                                 -----------------------------------------------------------

   Contract owners' equity at beginning
   of period                                                              0              828,144,716            597,132,334
                                                                 -----------------------------------------------------------

   Contract owners' equity at end of period                       $ 775,593          $ 1,093,169,994          $ 828,144,716
                                                                 ===========================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 1999


1.  ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-eight sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The account includes four contracts, distinguished principally by the level of expenses and surrender charges. These four contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity (VEN24) and Vision Variable Annuity 24 (VIS24).

The Company is a wholly-owned subsidiary of the Manufacturers Life Insurance Company of North America (MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is 78.4% owned by The Manufacturers Life Insurance Company (USA), (ManUSA) and 21.6% by MRL Holding LLC, (MRL). ManUSA and MRL are indirectly wholly-owned subsidiaries of the Manufacturers Life Insurance Company (MLI), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 3, 1999, 5 new sub-accounts, Small Company Blend, Total Return, US Large Cap Value, International Value and Mid Cap Stock commenced operations.

On April 30, 1999, 2 sub-accounts, Capital Growth Bond and Worldwide Growth, ceased operations and were merged with Investment Quality Bond and Global Equity sub-accounts, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company act of 1940.

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review, periodically, the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is owned 90% by MNA and 10% by the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1999:


                                                                                  PURCHASES              SALES
                                                                                ----------------------------------
Mid Cap Blend Portfolio                                                          $ 20,671,139        $ 11,970,855
Investment Quality Bond Portfolio                                                   5,032,082           2,710,932
Growth and Income Portfolio                                                        58,308,505          12,951,108
Blue Chip Growth Portfolio                                                         33,548,196           7,388,322
Money Market Portfolio                                                             60,191,756          54,429,476
Global Equity Portfolio                                                            17,049,507          12,762,660
Global Bond Portfolio                                                               2,517,398           3,222,930
U.S. Government Securities Portfolio                                                6,801,373           8,248,260
Diversified Bond Portfolio                                                          2,172,891           1,590,296
Income & Value Portfolio                                                            8,042,078           5,135,925
Large Cap Growth Portfolio                                                          8,922,195           2,394,713
Equity-Income Portfolio                                                            16,695,502          13,879,358
Strategic Bond Portfolio                                                            8,544,941          14,418,277
Overseas Portfolio                                                                  7,982,013           7,743,799
Growth Portfolio                                                                   12,634,654           2,638,562
Mid Cap Growth Portfolio                                                           19,338,519           9,694,841
International Small Cap Portfolio                                                   6,859,071           5,129,435
Pacific Rim Emerging Markets Portfolio                                              6,307,682           3,913,864
Science & Technology Portfolio                                                     37,489,234           5,958,951
Emerging Small Company Portfolio                                                    4,595,667           2,913,394
Aggressive Growth Portfolio                                                         3,573,165           2,037,024
International Stock Portfolio                                                       2,986,991           1,571,320
Worldwide Growth Portfolio                                                            346,731           3,039,265
Quantitative Equity Portfolio                                                       7,140,781           1,144,698
Value Trust Portfolio                                                               3,605,093           3,566,035
Real Estate Securities Portfolio                                                      917,464           1,051,652
Balanced Portfolio                                                                  3,592,560           1,866,166
High Yield Portfolio                                                                4,755,486           3,162,986
Capital Growth Bond Portfolio                                                         461,347           1,186,502
Lifestyle Aggressive 1000 Portfolio                                                 1,100,883           3,858,268
Lifestyle Growth 820 Portfolio                                                      6,972,543          18,810,606
Lifestyle Balanced 640 Portfolio                                                    7,319,732          13,594,882
Lifestyle Moderate 460 Portfolio                                                    2,254,401           3,145,072
Lifestyle Conservative 280 Portfolio                                                2,683,999           1,264,779
Small Company Value Portfolio                                                       1,874,955           1,618,146
International Value Portfolio                                                         997,738             271,858
US Large Cap Value Portfolio                                                        6,921,639           1,523,056
Small Company Blend Portfolio                                                       1,443,493             173,780
Mid Cap Stock Portfolio                                                             1,718,222             220,620
Total Return Portfolio                                                              3,256,870             292,605
                                                                                ----------------------------------

Total                                                                            $407,628,496        $252,495,278
                                                                                ==================================

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 1998, and the accumulation units and dollar values outstanding at December 31, 1999 are as follows:

                                                       1998                             1999
                                                 ---------------- --------------------------------------------------
                                                       UNIT             UNIT
                                                      VALUE             VALUE           UNITS            DOLLARS
                                                 ---------------- --------------------------------------------------
Mid Cap Blend Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts               $31.289551        $39.416089       2,727,092       $107,491,312
   Vis 24 Contracts                                  22.973151         28.867552          29,850            861,701
                                                                                 -----------------------------------
                                                                                       2,756,942        108,353,013

Investment Quality Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                19.660365         19.039807         637,165         12,131,499
   Vis 24 Contracts                                                    12.847911          33,538            430,891
                                                                                 -----------------------------------
                                                                                         670,703         12,562,390

Growth and Income Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                32.976967         38.655938       5,388,989        208,316,427
   Vis 24 Contracts                                  26.056725         30.467742         155,039          4,723,695
                                                                                 -----------------------------------
                                                                                       5,544,028        213,040,122

Blue-Chip Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                21.710674         25.568866       4,092,676        104,645,086
   Vis 24 Contracts                                  22.573222         26.518360         136,325          3,615,108
                                                                                 -----------------------------------
                                                                                       4,229,001        108,260,194

Money Market Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                15.794513         16.291417       1,943,423         31,661,122
   Vis 24 Contracts                                                    12.153141         125,081          1,520,126
                                                                                 -----------------------------------
                                                                                       2,068,504         33,181,248

Global Equity Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                24.098970         24.633827       2,156,416         53,120,788
   Vis 24 Contracts                                  18.706100         19.073534          28,618            545,847
                                                                                 -----------------------------------
                                                                                       2,185,034         53,666,635

Global Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  21.333144       19.632749         344,100          6,755,636
   Vis 24 Contracts                                                    13.599529           1,655             22,501
                                                                                 -----------------------------------
                                                                                         345,755          6,778,137

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                       1998                              1999
                                                 -------------------------------------------------------------------
                                                       UNIT             UNIT
                                                      VALUE             VALUE            UNITS           DOLLARS
                                                 -------------------------------------------------------------------
U.S. Government Securities Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts               $17.535478        $18.286918         867,698        $15,867,531
   Vis 24 Contracts                                                    12.757839          25,711            328,015
                                                                                 -----------------------------------
                                                                                         893,409         16,195,546

Diversified Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                18.125951         18.002047         415,279          7,475,869
   Vis 24 Contracts                                                    14.527388          26,749            388,591
                                                                                 -----------------------------------
                                                                                         442,028          7,864,460

Income &  Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                20.742457         22.230152       1,292,508         28,732,650
   Vis 24 Contracts                                                    17.986686          14,561            261,907
                                                                                 -----------------------------------
                                                                                       1,307,069         28,994,557

Large Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                23.040505         28.465074         758,666         21,595,494
   Vis 24 Contracts                                                    23.393391          62,552          1,463,295
                                                                                 -----------------------------------
                                                                                         821,218         23,058,789

Equity-Income Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                22.054902         22.487758       3,940,443         88,611,725
   Vis 24 Contracts                                  20.794388         21.149570          53,746          1,136,700
                                                                                 -----------------------------------
                                                                                       3,994,189         89,748,425

Strategic Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.486687         14.602672       1,925,359         28,115,388
   Vis 24 Contracts                                  14.243718         14.321908          13,538            193,891
                                                                                 -----------------------------------
                                                                                       1,938,897         28,309,279

Overseas Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                12.290162         17.044524       1,518,672         25,885,043
   Vis 24 Contracts                                                    16.833813          26,271            442,237
                                                                                 -----------------------------------
                                                                                       1,544,943         26,327,280

Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                20.739989         28.060585       1,067,369         29,951,005
   Vis 24 Contracts                                                    27.818889          34,965            972,693
                                                                                 -----------------------------------
                                                                                       1,102,334         30,923,698

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


7. UNIT VALUES (CONTINUED)

                                                         1998                            1999
                                                 -------------------------------------------------------------------
                                                         UNIT            UNIT
                                                        VALUE            VALUE           UNITS            DOLLARS
                                                 -------------------------------------------------------------------
Mid-Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts               $19.002856        $27.113084       1,791,495        $48,572,951
   Vis 24 Contracts                                                    26.855000          40,629          1,091,089
                                                                                 -----------------------------------
                                                                                       1,832,124         49,664,040

International Small-Cap Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.792077         26.974754         698,741         18,848,373
   Vis 24 Contracts                                                    26.718058           9,893            264,310
                                                                                 -----------------------------------
                                                                                         708,634         19,112,683

Pacific Rim Emerging Markets Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                 7.695249         12.359297         364,288          4,502,345
   Vis 24 Contracts                                                    12.267100          11,339            139,101
                                                                                 -----------------------------------
                                                                                         375,627          4,641,446

Science & Technology Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                19.287390         37.943261       1,883,525         71,467,062
   Vis 24 Contracts                                                    37.660683          74,837          2,818,395
                                                                                 -----------------------------------
                                                                                       1,958,362         74,285,457

Emerging Small Company Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.381705         24.610648         419,655         10,327,987
   Vis 24 Contracts                                                    24.427201          12,456            304,261
                                                                                 -----------------------------------
                                                                                         432,111         10,632,248

Aggressive Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  12.680777       16.628126         390,691          6,496,455
   Vis 24 Contracts                                                    16.504105          47,184            778,728
                                                                                 -----------------------------------
                                                                                         437,875          7,275,183

International Stock Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.337171       18.338932         257,550          4,723,191
   Vis 24 Contracts                                                    18.202233          15,682            285,444
                                                                                 -----------------------------------
                                                                                         273,232          5,008,635

Quantitative Equity Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  20.068624       24.202942         477,373         11,553,831
   Vis 24 Contracts                                                    24.022598          20,577            494,322
                                                                                 -----------------------------------
                                                                                         497,950         12,048,153

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                         1998                            1999
                                                 ---------------- --------------------------------------------------
                                                         UNIT            UNIT
                                                        VALUE            VALUE           UNITS            DOLLARS
                                                 ---------------- --------------------------------------------------
Value Trust Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                 $14.591878      $13.987433         512,842        $ 7,173,343
   Vis 24 Contracts                                                    13.883152          29,002            402,640
                                                                                 -----------------------------------
                                                                                         541,844          7,575,983

Real Estate Securities Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  12.317190       11.174188         228,009          2,547,821
   Vis 24 Contracts                                                    11.090818           3,790             42,029
                                                                                 -----------------------------------
                                                                                         231,799          2,589,850

Balanced Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  16.459454       15.962370         340,493          5,435,072
   Vis 24 Contracts                                                    15.843343          15,774            249,906
                                                                                 -----------------------------------
                                                                                         356,267          5,684,978

High-Yield Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.078376       14.993652         574,922          8,620,175
   Vis 24 Contracts                                    14.008370       14.881850          28,143            418,819
                                                                                 -----------------------------------
                                                                                         603,065          9,038,994

Lifestyle Aggressive 1000 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.134419       15.974195         318,120          5,081,707
   Vis 24 Contracts                                                    15.855076          11,343            179,847
                                                                                 -----------------------------------
                                                                                         329,463          5,261,554

Lifestyle Growth 820 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.696667       16.893101       1,590,780         26,873,208
   Vis 24 Contracts                                                    16.767184          80,481          1,349,442
                                                                                 -----------------------------------
                                                                                       1,671,261         28,222,650

Lifestyle Balanced 640 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.664362       16.257312       1,797,136         29,216,596
   Vis 24 Contracts                                                    16.136115          40,993            661,475
                                                                                 -----------------------------------
                                                                                       1,838,129         29,878,071

Lifestyle Moderate 460 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                15.171965         16.142259         764,069         12,333,805
   Vis 24 Contracts                                                    16.021927           7,292            116,837
                                                                                 -----------------------------------
                                                                                         771,361         12,450,642

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                         1998                            1999
                                                   ---------------- ---------------------------------------------------
                                                         UNIT            UNIT
                                                        VALUE            VALUE           UNITS            DOLLARS
                                                   ---------------- ---------------------------------------------------
Lifestyle Conservative 280 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                 $15.025549       15.439823        $398,756       $   6,156,718
   Vis 24 Contracts                                                    15.324704          36,541             559,976
                                                                                 ------------------------------------
                                                                                         435,297           6,716,694

Total Return Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.255674         174,291           2,136,056
   Vis 24 Contracts                                                    12.235367          67,695             828,270
                                                                                 ------------------------------------
                                                                                         241,986           2,964,326

Small Company Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                11.178700         11.904646         272,500           3,244,018
   Vis 24 Contracts                                                    11.837890          12,959             153,404
                                                                                 ------------------------------------
                                                                                         285,459           3,397,422

U.S. Large Cap Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.721279         398,954           5,075,209
   Vis 24 Contracts                                                    12.700198          42,362             538,006
                                                                                 ------------------------------------
                                                                                         441,316           5,613,215

Mid Cap Stock Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.483520          98,765           1,232,934
   Vis 24 Contracts                                                    12.462837          24,424             304,392
                                                                                 ------------------------------------
                                                                                         123,189           1,537,326

Small Company Blend Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  15.922213          87,313           1,390,220
   Vis 24 Contracts                                                    15.895877           7,240             115,079
                                                                                 ------------------------------------
                                                                                          94,553           1,505,299

International Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.860110          47,250             607,640
   Vis 24 Contracts                                                    12.838810          13,082             167,953
                                                                                 ------------------------------------
                                                                                          60,332             775,593


TOTAL CONTRACT OWNERS' EQUITY                                                                         $1,093,144,215
                                                                                                     ================

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)



7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C


                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          Guide to Name Changes and Successions:

          The following name changes took place October 1, 1997:
                                  Old Name                                                           New Name
          FNAL Variable Account                                          The Manufacturers Life Insurance Company of New York
                                                                         Separate Account A
          First North American Life Assurance Company                    The Manufacturers Life Insurance Company of New York

          The following name changes took place November 1, 1997:
                                  Old Name                                                          New Name
          NAWL Holding Co., Inc.                                         Manulife-Wood Logan Holding Co., Inc.

          The following name changes took place September 24, 1999:
                                  Old Name                                                          New Name
          Wood Logan Associates, Inc.                                    Manulife Wood Logan, Inc.

          On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *



     (a)  Financial Statements


          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - FILED HEREIN



          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - FILED HEREIN


     (b)  Exhibits

     (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

          (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

          (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

         (2) Agreements for custody of securities and similar investments.- Not Applicable.

         (3)      (a)      Underwriting Agreement between Manufacturers Life
                           Insurance Company of New York (Depositor) and
                           Manufacturers Securities Services, LLC (Underwriter)
                           - Incorporated by reference to Exhibit (b)(3)(a) to Form N-4, file number 33-46217, filed February 25,
                           1998.

                  (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufactures Securities Services, LLC (Underwriter), Selling Broker Dealers, and General Agent - Incorporated by reference to Exhibit (b)(3)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (4)      (a)      Specimen Single Purchase Payment Individual Deferred
                           Combination Fixed and Variable Annuity Contract,
                           Non-Participating - Previously filed as Exhibit
                           (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                  (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                           Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.


         (5)      (a)      Specimen Application for Single Purchase Payment
                           Individual Deferred Combination Fixed and Variable
                           Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.


         (6)      (a)(i)   Declaration of Intention and Charter of First North
                           American Life Assurance Company Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(iii) Certificate of amendment of the Declaration of
                           Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                           (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

         (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit (b)(8)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

         (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.


         (10) Written consent of Ernst & Young LLP, independent auditors - Filed Herein


         (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

         (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

         (14)     (a)      Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors - Incorporated by reference to Exhibit (7) to Form S-6, file number
                           333-33351, filed March 16, 1998.

                  (b)      Power of Attorney, James O'Malley and Thomas Borshoff
                           - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.

                  (c) Power of Attorney, James D. Gallagher and James R. Boyle - Incorporated by reference to Exhibit (7)(iii) to Form S-6, file number 333-83023, filed November 1, 1999.


                  (d) Power of Attorney, Robert Cook - Incorporated by reference to Exhibit (14)(e) to Form N-4, file number 33-79112, filed February 28, 2000


Item 25. Directors and Officers of the Depositor.

Officers and Directors of THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

NAME AND PRINCIPAL                       POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                         INSURANCE COMPANY OF NEW YORK

John  D. Richardson                      Director and Chairman
200 Bloor Street East
North Tower 11
Toronto, Ontario
Canada M4W-1E5

Bruce Avedon                             Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                          Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                           Director
500 Boylston Street
Boston, MA  02116

Robert Cook                              Director
73 Tremont Street
Boston, MA  02108

John D. DesPrez III                      Director
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                         Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                       Director & President
73 Tremont Street
Boston, MA  02108

Neil M. Merkl, Esq.                      Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                        Director and VP-Pensions Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

James K. Robinson                        Director


7 Summit Drive
Rochester, NY 14620-3127

Tracy Anne Kane                          Secretary and Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                          Treasurer
500 Boylston Street
Boston, MA 02116

E. Paige Sabine                          Assistant Vice President & Chief
73 Tremont Street                        Administrative Officer
Boston, MA  02108

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

MANULIFE FINANCIAL CORPORATION
Corporate Organization as at December 31, 1999

Manulife Financial Corporation (Canada)

The Manufacturers Life Insurance Company (Canada)

1.       Manulife Data Services Inc. - Barbados (100%)

2.       MF Leasing (Canada) Inc. - Ontario (100%)
         2.1      1332953 Ontario Inc. - Ontario (100%)

3.       Enterprise Capital Management Inc. - Ontario (20%)

4.       Cantay Holdings Inc. - Canada (100%)

5.       994744 Ontario Inc. - Ontario (100%)

6.       3426505 Canada Inc. - Canada (100%)

7.       Family Realty First Corp. - Ontario (100%)

8.       Manulife Bank of Canada - Canada (100%)

9.       Manulife Securities International Ltd. - Canada (100%)

10.      NAL Resources Limited - Alberta (100%)

11.  Manulife International Capital Corporation Limited - Ontario (100%)

     11.1.Golf Town Canada Inc. - Canada (100%)

     11.2.Regional Power Inc. - Ontario (100%)

          11.2.1. Addalam Power Corporation - Philippines

          11.2.2. La Regionale Power Angliers Inc. - Canada (100%)

          11.2.3. La Regionale Power Port-Cartier Inc. - Canada (100%)

     11.3. VFC Inc. - Canada (100%)

     11.4. 1198184 Ontario Limited - Ontario (100%)

12.  1293319 Ontario Inc. - Ontario (100%)

13.  FNA Financial Inc. - Canada (100%)

     13.1.Elliott & Page Limited - Ontario (100%)

     13.2. Seamark Asset Management Ltd. - Canada (67.86%)

     13.3. NAL Resources Management Limited - Canada (100%)

          13.3.1. Caravan Oil & Gas Ltd. - Alberta (12.2%)

          13.3.2. Carrack Energy Inc. - Alberta (16%)

     13.4. First North American Insurance Company - Canada (100%)


14.  MLI Resources Inc. - Alberta (100%)

15.  Stylus Exploration Inc. - Alberta (100%)

16.  Manucab Ltd. - Canada (100%)

     16.1. Plazcab Service Limited - Newfoundland (100%)

17.  The Manufacturers Investment Corporation - Michigan (100%)

     17.1.Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)

          17.1.1. Manulife Reinsurance Limited - Bermuda (100%)

               17.1.1.1. MRL Holding, LLC - Delaware (99%)

          17.1.2. MRL Holding, LLC - Delaware (1%)

               17.1.2.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (22.4%)

          17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)

               17.1.3.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (77.6%)

                    17.1.3.1.1. Manulife Wood Logan, Inc. - Connecticut (100%)

                    17.1.3.1.2. The Manufacturers Life Insurance Company of
                                 North America - Delaware (100%)

                         17.1.3.1.2.1. Manufacturers Securities Services, LLC -
                                       Delaware (90%)

                         17.1.3.1.2.2. The Manufacturers Life Insurance Company
                                       of New York - New York (100%)

                              17.1.3.1.2.2.1 Manufacturers Securities Services,
                                             LLC - Delaware (10%)

               17.1.3.2. Flex Leasing 1, LLC - Delaware (50%)

               17.1.3.3. Ennal, Inc. - Ohio (100%)

               17.1.3.4. ESLS Investment Limited, LLC - Ohio (100%)

               17.1.3.5. Thornhill Leasing Investments, LLC - Delaware (90%)

               17.1.3.6. The Manufacturers Life Insurance Company of America -
                         Michigan (100%)

                    17.1.3.6.1. Manulife Holding Corporation - Delaware (100%)

                         17.1.3.6.1.1. ManEquity, Inc. - Colorado (100%)

                         17.1.3.6.1.2. Manufacturers Adviser Corporation -
                                       Colorado (100%)

                         17.1.3.6.1.3. Manulife Capital Corporation - Delaware
                                      (100%)

                              17.1.3.6.1.3.1. MF Private Capital, Inc. -
                                              Delaware (80.4%)

                                   17.1.3.6.1.3.1.1. MF Private Capital
                                                     Securities, Inc. - Delaware
                                                     (100%)

                                   17.1.3.6.1.3.1.2. MFPC Ventures, Inc. -
                                                     Delaware (100%)

                                   17.1.3.6.1.3.1.3. MFPC Insurance Advisors,
                                                     Inc. - Delaware (100%)

                    17.1.3.6.1.4. Manulife Property Management of Washington,
                                  D.C. Inc. - Washington, D.C. (100%)

                    17.1.3.4.1.5. ManuLife Service Corporation - Colorado (100%)

                    17.1.3.4.1.6. Manulife Leasing Co., LLC. - Delaware (80%)

18.  Manulife International Investment Management Limited - U.K. (100%)

     18.1. Manulife International Fund Management Limited - U.K. (100%)

19.  WT(SW) Properties Ltd. - U.K. (100%)

20.  Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

21.  Manulife International Holdings Limited - Bermuda (100%)

     21.1. Manulife Provident Funds Trust Company Limited - Hongkong (100%)

     21.2. Manulife (International) Limited - Bermuda (100%)

          21.2.1. Zhong Hong Life Insurance Co. Ltd. - China (51%)

     21.3. Manulife Funds Direct (Barbados) Limited - Barbados (100%)

          21.3.1. Manulife Funds Direct (Hong Kong) Limited - Hongkong (100%)

          21.3.2. Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)

22.  ManuLife (International) Reinsurance Limited - Bermuda (100%)

     22.1. Manufacturers Life Reinsurance Limited - Barbados (100%)

     22.2. Manufacturers P&C Limited - Barbados (100%)

     22.3. Manulife Management Services Ltd. - Barbados (100%)

23.  Chinfon-Manulife Insurance Company Limited - Bermuda (60%)

24.  Manulife Century Investments (Bermuda) Limited - Bermuda (13%)

25. Manulife Century Investments (Alberta) Inc. - Alberta (100%)

     25.1 Manulife Century Investments (Bermuda) Limited - Bermuda (87%)

          25.1.1 Daihyaku System Service Co. Ltd. - Japan (90%)

     25.2 Manulife Century Investments (Luxembourg) S.A. - Luxembourg (100%)

          25.2.1 Manulife Century Investments (Netherlands) B.V. - Netherlands (100%)

               25.2.1.1 Daihyaku Manulife Holdings (Bermuda) Limited - Bermuda
                        (100%)

                    25.2.1.1.1 Manulife Century Life Insurance Company - Japan
                               (8.8%)

               25.2.1.2 Manulife Century Life Insurance Company - Japan (74.6%)

                    25.2.1.2.1 Daihyaku System Service Co. Ltd. - Japan (10%)

                    25.2.1.2.2 Manulife Century Business Company - Japan (100%)

                    25.2.1.2.3 Kyoritsu Confirm Co., Ltd. - Japan (9.1%)

                    25.2.1.2.4 Daihyaku Premium Collection Co., Ltd. - Japan
                               (10%)

               25.2.1.3 Kyoritsu Confirm Co., Ltd. - Japan (90.9%)

               25.2.1.4 Daihyaku Premium Collection Co., Ltd. - Japan (57%)

26.  P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)

     26.1. P.T. Buanadays Sarana Informatika - Indonesia (100%)

     26.2. P.T. Asuransi Jiwa Arta Mandiri Prime - Indonesia (100%)

27.  OUB Manulife Pte. Ltd. - Singapore (50%)

28.  The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines (100%)


Item 27.  Number of Contract Owners.


As of March 31, 2000, there were 113 qualified and 288 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities

          (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       NAME OF INVESTMENT COMPANY                           CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust                       Investment Adviser

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities

Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth below.

NAME AND PRINCIPAL                                            POSITION WITH THE MANUFACTURERS LIFE INSURANCE
BUSINESS ADDRESS                                              COMPANY OF NORTH AMERICA
James R. Boyle                                                Director and President
500 Boylston Street
Boston, MA  02116

John D. DesPrez III                                           Director and Chairman of the Board of
73 Tremont Street                                             Directors
Boston, MA  02108

John D. Richardson                                            Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

John G. Vrysen                                                Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

James D. Gallagher                                            Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Janet Sweeney                                                 Vice President, Human Resources
73 Tremont Street
Boston, MA 02108

Robert Boyda                                                  Vice President, Investment Management Services
73 Tremont Street
Boston, MA   01208

David W. Libbey                                               Vice President, Treasurer & Chief
500 Boylston Street                                           Financial Officer
Boston, MA 02116

Kevin Hill                                                    Vice President, Business Implementation
500 Boylston Street
Boston, MA  02116

Brian Kroll                                                   Vice President, Product Development
500 Boylston Street
Boston, MA 02116

Jonnie Smith                                                  Vice President, Customer Service and Administration
500 Boylston Street
Boston, MA 02116

c.   None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

     The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 27th day of April, 2000.


                                        THE MANUFACTURERS LIFE INSURANCE COMPANY
                                              OF NEW YORK SEPARATE ACCOUNT A
                                                          (Registrant)

                                         By: THE MANUFACTURERS LIFE INSURANCE
                                               COMPANY OF NEW YORK
                                                           (Depositor)


                                               By: /s/ JAMES D. GALLAGHER
                                                   James D. Gallagher
                                                   President

Attest



/s/ GRETCHEN H. SWANZ
Gretchen H. Swanz
Secretary



Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 27th day of April, 2000 in the City of Boston, and Commonwealth of Massachusetts.


                                        THE MANUFACTURERS LIFE INSURANCE COMPANY
                                              OF NEW YORK SEPARATE ACCOUNT A
                                                          (Registrant)

                                         By: THE MANUFACTURERS LIFE INSURANCE
                                               COMPANY OF NEW YORK
                                                           (Depositor)


                                               By: /s/ JAMES D. GALLAGHER
                                                   James D. Gallagher
                                                   President

Attest



/s/ GRETCHEN H. SWANZ
Gretchen H. Swanz
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 27th day of April, 2000.



SIGNATURE                                            TITLE
/s/ JAMES D. GALLAGHER                               Director and President
-------------------------------                      (Principal Executive
James D. Gallagher                                   Officer)

*                                                    Chairman of the Board
-------------------------------                      of Directors
John D. Richardson

*                                                    Director
-------------------------------
John D. DesPrez, III

*                                                    Director
-------------------------------
Ruth Ann Fleming

*                                                    Director
-------------------------------
Neil M. Merkl

*                                                    Director
-------------------------------
Thomas Borshoff

*                                                    Director
-------------------------------
James K. Robinson

*                                                    Director
-------------------------------
James R. Boyle

*                                                    Director
-------------------------------
Bruce Avedon

*                                                    Director
-------------------------------
James P. O'Malley

*                                                    Director
-------------------------------
Robert Cook



/s/ DAVID W. LIBBEY                                  Treasurer (Principal
-------------------------------                      Financial and Accounting
David W. Libbey                                      Officer)




*By: /s/ DAVID W. LIBBEY
     --------------------------
      David W. Libbey
      Attorney-in-Fact Pursuant
      to Powers of Attorney

                                  EXHIBIT INDEX


Exhibit No.      Description
(10)             Written consent of Ernst & Young LLP, independent auditors



                                       14